Eaton Vance Balanced Fund
Investment Objective
The Fund’s investment objective is to provide current income and long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Balanced Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Balanced Fund		Class A	Class B	Class C	Class I
Management Fees	[1]	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.22%	0.22%	0.22%	0.21%
Acquired Fund Fees and Expenses	[2]	0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.16%	1.91%	1.91%	0.90%
[1]	Management Fees reflect the new contractual administrative fee rate effective June 15, 2012 and have been restated to reflect the fee payable if the new fee was in effect for the entire fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	922	1,177	1,903
Class B	694	1,000	1,232	2,038
Class C	294	600	1,032	2,233
Class I	92	287	498	1,108

Expense Example, No Redemption Eaton Vance Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	922	1,177	1,903
Class B	194	600	1,032	2,038
Class C	194	600	1,032	2,233
Class I	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2 % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities through its investment in two other registered investment companies managed by Eaton Vance Management or its affiliates (the “Portfolios”).  The Fund usually invests between 50% and 75% of its net assets in equity securities by investing in Large-Cap Core Research Portfolio and between 25% and 50% of its net assets in fixed-income securities by investing in Investment Grade Income Portfolio.  Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios.

The Fund’s equity securities are primarily common stocks of large-cap companies.  Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index, a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock performance.  The Fund’s fixed-income securities may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations ), convertible debt securities, inflation-linked debt securities and municipal securities.  A significant portion of the Fund’s fixed-income investments may be in securities issued by various U.S. Government - sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Fixed-income securities may be of any credit quality, but investment in securities rated below investment grade (i.e., rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or by Fitch Ratings (“Fitch ”)) (so-called “junk bonds”) and credit derivatives where the credit rating of the reference instrument is below investment grade will be limited to not more than 15% of total fixed-income assets.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks and Eurodollar and Yankee Dollar Instruments).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include:  the purchase or sale of credit derivatives, including credit default swaps, interest rate swaps, total return swaps, forward rate contracts and credit options.  Permitted derivatives also include:  the purchase or sale of forwards or futures contracts; options on futures contracts; exchange traded and over-the-counter options; swaptions; equity collars and equity swap agreements.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and repurchase agreements.

To determine the exact percentage of the Fund’s assets that will be invested from time to time in each Portfolio, the portfolio managers of the Portfolios meet periodically and, taking market and other factors into consideration, agree upon an appropriate allocation.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of fixed-income investments is likely to decline.  Conversely, when interest rates decline, the value of fixed-income investments is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 16.17% for the quarter ended June 30, 2003, and the lowest quarterly return was –16.14% for the quarter ended September 30, 2008.

Average Annual Total Returns Eaton Vance Balanced Fund	1 Year	5 Years	10 Years
Class A	5.11%	(0.12%)	6.61%
Class A After Taxes on Distributions	4.73%	(0.53%)	5.99%
Class A After Taxes on Distributions and Sales	3.57%	(0.24%)	5.59%
Class B	5.65%	(0.08%)	6.42%
Class C	9.61%	0.34%	6.44%
Class I	11.42%	1.07%	7.23%
S&P 500 Index	16.00%	1.66%	7.09%
Barclays Capital U.S. Aggregate Index	4.21%	5.94%	5.18%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to September 28, 2012 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Dividend Builder Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Dividend Builder Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Dividend Builder Fund	Class A	Class B	Class C	Class I
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.07%	1.82%	1.82%	0.82%

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Dividend Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	896	1,131	1,806
Class B	685	973	1,185	1,940
Class C	285	573	985	2,137
Class I	84	262	455	1,014

Expense Example, No Redemption Eaton Vance Dividend Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	896	1,131	1,806
Class B	185	573	985	1,940
Class C	185	573	985	2,137
Class I	84	262	455	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the “80% Policy”).  The Fund may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below and unrated securities determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.  The Fund may also invest in non-income producing securities.  The Fund may invest up to 35% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts.  Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The portfolio managers seek to purchase securities that they believe are reasonably priced in relation to their fundamental value and that may produce attractive levels of dividend income and offer the potential for dividend growth, while growing in value over time.  The portfolio managers may also seek to purchase companies that they believe have the potential to initiate or reinstate a dividend in the foreseeable future.  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when the investment adviser’s price objective for the stock is reached or the fundamentals of the company deteriorate or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Dividend Builder Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common stocks and convertible and fixed-income securities held by the Fund.  Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Fixed - Income and Convertible Security Risk. If the Fund invests in fixed-income securities or convertible securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed- income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Fixed-income securities and convertible securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 17.26% for the quarter ended June 30, 2003, and the lowest quarterly return was –20.45% for the quarter ended September 30, 2008.

Average Annual Total Returns Eaton Vance Dividend Builder Fund	1 Year	5 Years	10 Years
Class A	6.95%	(3.62%)	9.53%
Class A After Taxes on Distributions	6.58%	(4.19%)	8.73%
Class A After Taxes on Distributions and Sales	4.97%	(3.16%)	8.36%
Class B	7.70%	(3.55%)	9.36%
Class C	11.70%	(3.20%)	9.36%
Class I	13.91%	(2.24%)	10.39%
S&P 500 Index	16.00%	1.66%	7.09%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to June 20, 2005 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Large-Cap Growth Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Large-Cap Growth Fund	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Large-Cap Growth Fund		Class A	Class C	Class I	Class R
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses		1.38%	2.13%	1.13%	1.63%
Expense Reimbursement	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	2.00%	1.00%	1.50%
[1]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares and 1.50% for Class R shares. This expense reimbursement will continue through April 30, 2014 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Large-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	975	1,275	2,127
Class C	303	654	1,132	2,452
Class I	102	346	610	1,363
Class R	153	502	874	1,922

Expense Example, No Redemption Eaton Vance Large-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	975	1,275	2,127
Class C	203	654	1,132	2,452
Class I	102	346	610	1,363
Class R	153	502	874	1,922

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40 % of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  Under normal market conditions, the Fund invests at least 80% of its net assets in large-cap companies (the “80% Policy”).  The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

The Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value.  The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors.  Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term.  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Large-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 14. 94 % for the quarter ended March 31, 2012 , and the lowest quarterly return was –20.76% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Large-Cap Growth Fund	1 Year	5 Years	10 Years
Class A	6.18%	(0.66%)	5.93%
Class A After Taxes on Distributions	6.02%	(0.70%)	5.81%
Class A After Taxes on Distributions and Sales	4.24%	(0.56%)	5.20%
Class C	10.91%	(0.22%)	5.76%
Class I	13.01%	0.78%	6.71%
Class R	12.42%	0.37%	6.47%
Russell 1000 Growth Index	15.26%	3.12%	7.51%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   The Class I and Class R performance shown above for the periods prior to May 3, 2007 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Large-Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Large-Cap Value Fund	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Large-Cap Value Fund	Class A	Class B	Class C	Class I	Class R
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	0.74%	1.24%

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	872	1,091	1,718
Class B	677	948	1,144	1,853
Class C	277	548	944	2,052
Class I	76	237	411	918
Class R	126	393	681	1,500

Expense Example, No Redemption Eaton Vance Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	872	1,091	1,718
Class B	177	548	944	1,853
Class C	177	548	944	2,052
Class I	76	237	411	918
Class R	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market.  The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index.   The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies (the “80% Policy”).  The Fund primarily invests in dividend-paying stocks, but also may invest in non-income producing stocks.  The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk bonds”)).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Large-Cap Value Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 15. 09 % for the quarter ended September 30, 2009, and the lowest quarterly return was –21.37% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Large-Cap Value Fund	1 Year	5 Years	10 Years
Class A	9.08%	(2.53%)	6.21%
Class A After Taxes on Distributions	8.81%	(2.75%)	5.91%
Class A After Taxes on Distributions and Sales	6.25%	(2.16%)	5.42%
Class B	9.96%	(2.49%)	6.04%
Class C	13.96%	(2.10%)	6.04%
Class I	16.10%	(1.10%)	7.04%
Class R	15.51%	(1.61%)	6.60%
Russell 1000 Value Index	17.51%	0.59%	7.37%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I and R performance shown above for the periods prior to December 28, 2004 and February 18, 2004 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Real Estate Fund
Investment Objective
The Fund’s investment objective is to seek total return .
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Real Estate Fund	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Real Estate Fund		Class A	Class I
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		1.53%	1.28%
Expense Reimbursement	[1]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	1.00%
[1]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares and 1.00% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,005	1,336	2,271
Class I	102	378	675	1,521

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33 % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return through a combination of capital appreciation and current income.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies primarily engaged in the real estate industry (the “80% Policy”).  Although it invests primarily in domestic securities, the Fund may invest up to 20% of its net assets in foreign securities.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges, or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).

Companies primarily engaged in the real estate industry and other real estate-related investments may include real estate investment trusts (“REITs”) or real estate operating companies that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, such as lodging operators, brokers, property management companies, building supply manufacturers, mortgage lenders, or mortgage servicing companies.  REITs tend to be small to medium-sized companies.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  REITs are pooled investment vehicles that have expenses of their own, so the Fund will indirectly bear its proportionate share of those expenses.  The Fund will not own real estate directly.

The portfolio manager generally seeks to purchase securities of companies that he believes are high in quality and reasonably priced in relation to their fundamental value.  In selecting securities, the portfolio manager generally seeks companies believed to have the potential for above-average earnings growth and profit margins, as well as good appreciation prospects and income-producing potential.   Investment decisions are made primarily on the basis of fundamental research.  The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  Factors the portfolio manager considers in selecting real estate companies include one or more of the following:  asset quality; quality and experience of management; type and location of real estate owned; nature of a company’s real estate activities; sustainability of a company’s competitive position; balance sheet strength; free cash flow and growth thereof; and relative valuation.  While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to pursue more attractive investment options.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Real Estate Investing Risk.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs are subject to the special risks associated with investing in the real estate industry.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Industry Concentration Risk.  Because the Fund will concentrate its investments in the real estate industry, the value of Fund shares may be affected by events that adversely affect that industry and may fluctuate more than that of a less concentrated fund.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign Investment Risk.  Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile.  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depository receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the period from December 31, 2006 through December 31, 2012, the highest quarterly total return for Class A was 30.70% for the quarter ended September 30, 2009, and the lowest quarterly return was –35.70% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Real Estate Fund	1 Year	5 Years	10 Years
Class A	8.87%	5.23%	4.26%
Class A After Taxes on Distributions	8.18%	4.52%	3.20%
Class A After Taxes on Distributions and Sales	5.76%	4.05%	3.02%
Class I	15.81%	6.60%	5.27%
S&P 500 Index	16.00%	1.66%	3.47%
Dow Jones U.S. Select Real Estate Securities Index	17.09%	4.91%	3.74%

These returns reflect the maximum sales charge for Class A (5.75%).  Class I commenced operations on April 28, 2006.  The Class A performance shown above for the period prior to June 9, 2010 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Small-Cap Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Small-Cap Fund	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Small-Cap Fund	Class A	Class B	Class C	Class I	Class R
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	0.25%	0.26%	0.26%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.40%	2.16%	2.16%	1.15%	1.65%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Small-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	993	1,297	2,158
Class B	719	1,076	1,359	2,300
Class C	319	676	1,159	2,493
Class I	117	365	633	1,398
Class R	168	520	897	1,955

Expense Example, No Redemption Eaton Vance Small-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	993	1,297	2,158
Class B	219	676	1,159	2,300
Class C	219	676	1,159	2,493
Class I	117	365	633	1,398
Class R	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% (for the period from May 1, 2012 through December 31, 2012) and the Portfolio's portfolio turnover rate was 31% (for the period from January 1, 2012 through April 30, 2012, when the Fund was investing in Small-Cap Portfolio) of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies (the “80% Policy”).  The Fund invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The market capitalization range for the Russell 2000 Index was $ 28 million to $ 4,670 million, and the market capitalization range for the S&P SmallCap 600 Index was $ 39 million to $3, 990 million as of December 31, 2012 .  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2012 was $4, 560 million.  The Fund may also invest in larger companies.  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts.

Investment decisions for the Fund are made primarily on the basis of fundamental research.  The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company’s business franchises and management team , competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions for certain periods .  Absent these reductions, performance for certain periods would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.05% for the quarter ended September 30, 2009,  and the lowest quarterly total return was –30.94% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Small-Cap Fund	1 Year	5 Years	10 Years
Class A	5.39%	1.28%	7.73%
Class A After Taxes on Distributions	4.35%	0.90%	7.48%
Class A After Taxes on Distributions and Sales	4.89%	1.07%	6.83%
Class B	6.00%	1.37%	7.56%
Class C	10.03%	1.72%	7.56%
Class I	12.08%	3.28%	8.79%
Class R	11.58%	2.30%	8.27%
Russell 2000 Index	16.35%	3.55%	9.71%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I and Class R performance shown above for the periods prior to September 2, 2008 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Small-Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Small-Cap Value Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Small-Cap Value Fund		Class A	Class B	Class C	Class I
Management Fees		1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses		2.08%	2.83%	2.83%	1.83%
Expense Reimbursement	[1]	(0.63%)	(0.63%)	(0.63%)	(0.63%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.45%	2.20%	2.20%	1.20%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class B and Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,132	1,575	2,800
Class B	723	1,218	1,638	2,932
Class C	323	818	1,438	3,112
Class I	122	514	932	2,096

Expense Example, No Redemption Eaton Vance Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,132	1,575	2,800
Class B	223	818	1,438	2,932
Class C	223	818	1,438	3,112
Class I	122	514	932	2,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in a diversified portfolio of value stocks of small-cap companies.  Value stocks are common stocks that, in the opinion of the portfolio managers, are inexpensive or undervalued relative to the overall stock market.  The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index.  Normally at least 80% of the Fund’s net assets will be invested in equity securities of small-cap companies (the “80% Policy”).  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 20% of its net assets in real estate investment trusts.

In selecting securities, the portfolio managers seek companies that, in their opinion, are high in quality.  Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as a company’s earning or cash flow capabilities, financial strength, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness and estimates of the company’s net value ).  The Fund seeks to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.  While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 18.36% for the quarter ended June 30, 2009, and the lowest quarterly return was –22.76% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Small-Cap Value Fund	1 Year	5 Years	10 Years
Class A	3.30%	1.77%	7.61%
Class A After Taxes on Distributions	2.05%	1.49%	7.06%
Class A After Taxes on Distributions and Sales	3.82%	1.51%	6.67%
Class B	3.82%	1.84%	7.45%
Class C	7.76%	2.20%	7.44%
Class I	9.89%	3.13%	8.33%
Russell 2000 Value Index	18.05%	3.54%	9.49%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Special Equities Fund
Investment Objective
The Fund’s investment objective is to provide growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Special Equities Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Special Equities Fund	Class A	Class C	Class I
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.55%	0.56%	0.55%
Total Annual Fund Operating Expenses	1.43%	2.19%	1.18%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Special Equities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	712	1,001	1,312	2,190
Class C	322	685	1,175	2,524
Class I	120	375	649	1,432

Expense Example, No Redemption Eaton Vance Special Equities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	712	1,001	1,312	2,190
Class C	222	685	1,175	2,524
Class I	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% (for the period from May 1, 2012 through December 31, 2012) and the Portfolio's portfolio turnover was 26% (for the period from January 1, 2012 through April 30, 2012, when the Fund was investing in Special Equities Portfolio) of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of emerging growth companies.  Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly traded companies in the United States.  Many emerging growth companies acquired by the Fund have market capitalizations comparable to those of companies included in the Russell 2500 Index, but the Fund may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (the “80% Policy”).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also invest in real estate investment trusts.

Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company’s business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth within their respective industries.  The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities.  The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.   Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.40% for the quarter ended September 30, 2009, and the lowest quarterly return was –33.19% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Special Equities Fund	1 Year	5 Years	10 Years
Class A	0.49%	(1.37%)	6.83%
Class A After Taxes on Distributions	0.49%	(1.37%)	6.83%
Class A After Taxes on Distributions and Sales	0.32%	(1.16%)	6.03%
Class C	4.77%	(0.93%)	6.66%
Class I	6.88%	(0.12%)	7.51%
Russell 2500 Index	17.88%	4.34%	10.48%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class I performance shown above for the period prior to July 29, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Parametric Absolute Return Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Parametric Absolute Return Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Parametric Absolute Return Fund		Investor Class	Institutional Class
Management Fees		1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.47%	0.47%
Total Annual Fund Operating Expenses		1.82%	1.57%
Expense Reimbursement	[1]	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.45%	1.20%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Investor Class shares and 1.20% for Institutional Class shares. This expense reimbursement will continue through April 30, 2014 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Parametric Absolute Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	537	951	2,107
Institutional Class	122	459	820	1,836

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62 % of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective principally by writing a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (“S&P 500 Index”), a broad-based U.S. stock market index, and/or another proxy for the S&P 500 Index (such as the SPDR Trust Series I units (“SPDRs”)).  The Fund’s option strategy employs a systematic, rules-based program that seeks to take advantage of the general imbalance of natural buyers of stock index options over natural sellers, which is reflected in the customary excess of option price-implied volatilities over observed market volatilities. The Fund seeks to mitigate risk by selling option “spreads,” rather than stand-alone options, by staggering roll dates across the option position portfolio, and by utilizing exchange-traded options guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse.

The Fund will generally write call spreads and put spreads that are “out of the money .”  That is, the exercise price of the call options sold generally will be above the current level of the index when written and the exercise price of the call options bought will be above the exercise price of the call options sold.  The exercise price of put options sold generally will be below the current level of the index when written and the exercise price of the put options bought will be below the exercise price of put options sold.

The option program is intended to be substantially non-directional and to provide returns that are substantially uncorrelated to the returns of the S&P 500 Index. In implementing its strategy, the Fund generally intends to enter into written call and put option spread positions that primarily have a maturity of approximately four weeks, and to stagger the timing of its spread originations and expirations through each four-week period. For each option spread combination, the Fund intends to sell call spreads and put spreads on the S&P 500 Index with substantially equivalent notional values and identical expiration dates. The Fund will determine the number and composition of the call and put option spreads in each combination based largely on the market exposures and maximum net loss potential of such positions. Under normal circumstances, the Fund intends to limit its maximum option loss potential realizable for each call and put spread combination over its roll cycle to not more than 10% of the associated net asset value of the Fund, based on observable market inputs at the time the option spread combination is entered into and determined without consideration of net premiums received.

The Fund’s option strategy will be implemented as an overlay to a portfolio of short-term, high-grade income securities. A significant portion of this portfolio will be subject to the option strategy overlay.  Short-term instruments are generally those with effective maturities of three years or less. High-grade instruments are rated A or higher by a rating agency or deemed to be of comparable quality by the investment adviser. The Fund expects to maintain a dollar-weighted average effective maturity of one year or less.

The Fund’s income securities investments are expected to consist primarily of U.S. dollar-denominated instruments of domestic and foreign issuers, including U.S. Government securities, commercial paper and other short-term, high-grade obligations issued by banks and corporations.  Investments also may include other short-term, high-grade obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, as well as high-grade mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.  The Fund may invest in repurchase and reverse repurchase agreements and in variable or floating-rate securities, some of which provide for periodic recovery of principal on demand investments, and may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.”

The Fund employs an absolute return investment approach.  Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark.  Over the long term, the investment performance of absolute return strategies would typically be expected to be substantially independent of movements in the stock and bond market.

Principal Risks

Option Strategy Risk.  The Fund’s option strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price-implied volatilities for the S&P 500 over realized index volatilities.  This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500 index options.  There can be no assurance that this imbalance will apply in the future over specific periods or generally.  It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

The success of put and call spread transactions on the S&P 500 Index and/or a proxy for the S&P 500 Index will be determined by the performance of the S&P 500 Index.  If the S&P 500 Index appreciates or depreciates sufficiently over the period to offset the premium received, a loss will result.  The risk of selling put options in a spread transaction is mitigated by the purchase of offsetting options at a lower exercise price, thereby capping the maximum loss potential.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of certain income securities is likely to decline.  Conversely, when interest rates decline, the value of such securities is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Investment Risk .   Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by political and economic developments abroad.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile .  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Investor Class shares.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the period from December 31, 2010 to December 31, 2012 , the highest quarterly total return for Investor Class was 3. 46 % for the quarter ended June 30, 2012 , and the lowest quarterly return was –2.66% for the quarter ended September 30, 2011.

Average Annual Total Returns Parametric Absolute Return Fund	1 Year	Life of Fund	Inception Date
Investor Class	7.56%	5.30%	Sep 30, 2010
Investor Class After Taxes on Distributions	5.45%	4.35%
Investor Class After Taxes on Distributions and Sales	6.12%	4.21%
Institutional Class	7.84%	5.56%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.11%	0.11%

Prior to March 1, 2013, purchases of Investor Class shares were subject to a sales charge .  Investor Class and Institutional Class commenced operations on September 30, 2010.  BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Greater India Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Greater India Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Greater India Fund		Class A	Class B	Class C	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses		0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		2.04%	2.74%	2.74%	1.74%
Expense Reimbursement	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.88%	2.58%	2.58%	1.58%
[1]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.88% for Class A shares, 2.58% for Class B and Class C shares and 1.58% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Greater India Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	755	1,163	1,596	2,796
Class B	761	1,235	1,635	2,891
Class C	361	835	1,435	3,059
Class I	161	532	929	2,038

Expense Example, No Redemption Eaton Vance Greater India Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	755	1,163	1,596	2,796
Class B	261	835	1,435	2,891
Class C	261	835	1,435	3,059
Class I	161	532	929	2,038

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in India and surrounding countries of the Indian subcontinent (“Greater India investments”) (the “80% Policy”).  A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country.  Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.  The Fund normally invests at least 50% of its total assets in equity securities of Indian companies, and no more than 5% of its total assets in companies located in countries other than India, Pakistan or Sri Lanka.

The Fund invests in companies with a broad range of market capitalizations, including smaller companies.  The Fund may make direct investments in companies in private placement transactions.  More than 25% of the Fund’s total assets may be denominated in any single currency.   At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options .  The Fund may also lend its securities.

In selecting securities for the Fund, the investment sub- adviser considers companies that it believes have all or most of the following characteristics:  sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks will generally be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Greater India Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Investing in India.  Countries in the India region are typically considered emerging market countries.  The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, and are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors.  In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country , the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country .

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 61.09% for the quarter ended June 30, 2009, and the lowest quarterly return was -28.06% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Greater India Fund	1 Year	5 Years	10 Years
Class A	21.43%	(9.55%)	16.67%
Class A After Taxes on Distributions	21.44%	(9.61%)	16.37%
Class A After Taxes on Distributions and Sales	13.93%	(7.77%)	15.32%
Class B	22.92%	(9.37%)	16.81%
Class C	27.00%	(9.01%)	16.83%
Class I	29.29%	(8.26%)	17.50%
Bombay Stock Exchange 100 Index	28.15%	(6.57%)	19.39%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to July 7, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Commodity Strategy Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Commodity Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Commodity Strategy Fund		Class A	Class C	Class I
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		0.27%	0.27%	0.27%
Other Expenses of the Subsidiary		0.02%	0.02%	0.02%
Other Expenses		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.59%	2.34%	1.34%
Expense Reimbursement	[1]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	2.25%	1.25%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	620	945	1,291	2,267
Class C	328	722	1,242	2,669
Class I	127	416	725	1,605

Expense Example, No Redemption Eaton Vance Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	620	945	1,291	2,267
Class C	228	722	1,242	2,669
Class I	127	416	725	1,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its investment objective by (i) gaining exposure to a broad-based basket of commodities through commodity-linked derivative instruments, and (ii) seeking to generate excess returns by investing in long and short positions in (a) selected commodity-linked derivative instruments ; (b) inflation-linked securities and derivatives ; and (c) corporate and sovereign bonds of U.S. and foreign issuers, including those located in emerging markets.  The Fund may invest up to 33% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar - denominated securities of foreign issuers.

Commodity-linked derivative instruments include commodity index-linked swap agreements, commodity index-linked notes, commodity options and futures and options on futures that provide exposure to the investment returns of commodity markets, without investing directly in physical commodities.  Commodity index-linked notes may be leveraged or unleveraged.  The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund.

The Fund may invest in fixed - income securities of any credit rating, including those rated below investment grade (commonly referred to as “junk bonds”).  The Fund’s investment in securities rated below B (by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch Ratings, or, if unrated, determined by the sub-adviser to be of comparable quality) will not exceed 15% of the Fund’s net assets.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may also achieve or limit credit exposure using derivatives (as described below).  The average portfolio duration of the Fund’s fixed - income portfolio will vary based primarily on the sub-adviser’s interest rate outlook, and under normal market conditions is not expected to exceed ten years , and may have negative duration.  Typically, the Fund maintains a duration of less than or equal to four years.

The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) forwards, futures and options on securities, indices, currencies, commodities, and other investments; inflation-linked and event-linked bonds; and commodity, interest rate, total return and credit default swaps, which may create economic leverage in the Fund.  The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in security prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and as a substitute for the purchase or sale of securities, currencies and commodities.  The Fund may purchase securities issued on a when-issued, delayed delivery and forward commitment basis and may sell securities short.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

In managing the Fund, the sub-adviser seeks broad-based exposure to commodities that are represented in the Dow Jones-UBS Commodity Index Total Return (the “Index”) and to generate excess returns, as described above, while maintaining moderate return volatility relative to the Index.  The sub-adviser uses various methodologies in selecting investments such as “top down/bottom up” analysis, including consideration of macroeconomic, fundamental and technical factors.

Principal Risks

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. As noted under “Principal Investment Strategies ,” the Fund expects to gain a significant portion of its commodity-related exposures by investing in the Subsidiary. See “Subsidiary Risk” and “Tax Risk .”

Subsidiary Risk.   The Fund will be exposed to the risks associated with the Subsidiary’s investments.  The Subsidiary invests in commodity-related investments, as well as securities and other instruments in which the Fund is permitted to invest. The Subsidiary is subject to the laws of the Cayman Islands and is not subject to U.S. laws, including securities laws and their protections and provisions of the Internal Revenue Code.  Because the Subsidiary is not registered under the Investment Company Act of 1940 , it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate.  As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund's Prospectus and Statement of Additional Information, and could adversely affect the Fund’s investment approach.

Tax Risk.  In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.  Commodity-related investments generate income that is not from a qualified source for purposes of meeting this 90 percent test.  Numerous mutual funds have obtained private letter rulings from the Internal Revenue Service (“IRS”) that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income.  The Fund received a private letter ruling from the IRS that income from certain commodity-linked notes and income derived from the Subsidiary constitute qualifying income.  Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to pursue its investment objective as described, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.  The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.   When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Currency Risk. In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of Fund securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars.  The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency .   Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein.

Tracking Error Risk.  Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis.  Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.  Tracking error risk may cause the Fund’s performance to be less than expected.

Correlation Risk.  Changes in the value of a hedging instrument may not match those of the investment being hedged. Commodity-linked structured notes may be structured in a way that results in the Fund’s performance significantly diverging from the index.

Fixed - Income   Securities Risk. If the Fund invests in fixed-income securities , the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed- income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Interest Rate Risk.  As interest rates rise, the value of certain income securities is likely to decline.  Conversely, when interest rates decline, the value of such securities is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Duration Risk.  Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.

Short Sale Risk.  Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Issuer Diversification Risk. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Sector Risk.  Because the Fund may have significant investments in a particular sector of the commodities markets (such as agricultural, energy and natural resources, livestock, precious metals, industrial metals and others), the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a fund that invests more broadly.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and does not reflect a sales charge.  If the sales charge was reflect, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 201 0 through December 31, 2012 , the highest quarterly total return for Class A was 7.84 % for the quarter ended September 30, 2012 , and the lowest quarterly return was -11. 77 % for the quarter ended September 30, 2011.

Average Annual Total Returns Eaton Vance Commodity Strategy Fund	1 Year	Life of Fund	Inception Date
Class A	(5.60%)	(1.09%)	Apr 8, 2010
Class A After Taxes on Distributions	(5.60%)	(2.24%)
Class A After Taxes on Distributions and Sales	(3.59%)	(1.48%)
Class C	(2.63%)	(0.09%)
Class I	(0.74%)	0.85%
Dow Jones - UBS Commodity Index Total Return	(1.06%)	1.16%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I shares commenced operations on April 8, 2010.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Investment Grade Income Fund
Investment Objectives
The Fund’s investment objectives are to seek current income and total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Investment Grade Income Fund	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Investment Grade Income Fund		Class A	Class I
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.38%	0.39%
Total Annual Fund Operating Expenses		1.08%	0.84%
Expense Reimbursement	[1]	(0.33%)	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.75%	0.50%
[1]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares and 0.50% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Investment Grade Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	771	1,012	1,701
Class I	51	234	433	1,006

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113 % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations and so-called “seasoned” mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations ) and convertible debt securities.  The Fund may invest significantly in securities issued by various U.S. Government - sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Under normal market conditions, the Fund invests at least 80% of its net assets in investment grade securities that are rated at least BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or by Fitch Ratings (“Fitch ”) or in unrated securities determined by the investment adviser to be of comparable quality (the “80% Policy”).  The Fund limits investment in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody’s or Fitch ) and credit derivatives where the credit rating of the reference instrument is below investment grade to not more than 15% of its total assets, and may invest in securities in any rating category, including those in default.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund is expected to have an average effective maturity between five and ten years.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign securities).  Such investments are not subject to the 25% limitation on investing in foreign securities.  The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar Instruments.  The Fund may, at times, engage in derivative transactions (such as options, swaptions, interest rate swaps, forward rate contracts, futures contracts and options thereon, forward foreign currency exchange contracts and credit derivatives) to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to enhance returns or as a substitute for purchasing or selling securities or currencies.  Permitted credit derivatives include credit default swaps, total return swaps and credit options.  The Fund may lend its securities.  The Fund may invest up to 10% of its net assets in inflation-linked debt securities.  The Fund may also invest up to 10% of its net assets in municipal securities directly or through investments in other investment companies.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities).  The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives.  The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Investment Grade Income Portfolio (the “Portfolio”), a separate registered investment company with the same investment objectives as the Fund.

Principal Risks

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political and economic risks.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Inflation-Linked Security Risk.  Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objectives.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objectives.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.

The performance of each Class for the period prior March 21, 2007 is that of Investment Grade Income Portfolio, the registered investment company in which the Fund invests.  The performance of the Portfolio is not adjusted for Fund expenses.  If such an adjustment was made, the performance may have been different.  The Fund’s performance after March 21, 2007 reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 5. 35 % for the quarter ended December 31, 2008 , and the lowest quarterly return was – 2.45% for the quarter ended June 30, 2004.  For the 30 days ended December 31, 2012 , the SEC yield for Class A and Class I shares was 2. 08 % and 2. 44%, respectively.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Investment Grade Income Fund	1 Year	5 Years	10 Years
Class A	(0.10%)	4.80%	4.26%
Class A After Taxes on Distributions	(1.99%)	3.10%	2.49%
Class A After Taxes on Distributions and Sales	0.03%	3.13%	2.59%
Class I	5.12%	6.02%	4.87%
Barclays Capital U.S. Aggregate Index	4.21%	5.94%	5.18%

These returns reflect the maximum sales charge for Class A (4.75%).  The Class A performance shown above for the period prior to January 5, 2009 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Balanced Fund
Investment Objective
The Fund’s investment objective is to provide current income and long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Balanced Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Balanced Fund		Class A	Class B	Class C	Class I
Management Fees	[1]	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.22%	0.22%	0.22%	0.21%
Acquired Fund Fees and Expenses	[2]	0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.16%	1.91%	1.91%	0.90%
[1]	Management Fees reflect the new contractual administrative fee rate effective June 15, 2012 and have been restated to reflect the fee payable if the new fee was in effect for the entire fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	922	1,177	1,903
Class B	694	1,000	1,232	2,038
Class C	294	600	1,032	2,233
Class I	92	287	498	1,108

Expense Example, No Redemption Eaton Vance Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	922	1,177	1,903
Class B	194	600	1,032	2,038
Class C	194	600	1,032	2,233
Class I	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2 % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities through its investment in two other registered investment companies managed by Eaton Vance Management or its affiliates (the “Portfolios”).  The Fund usually invests between 50% and 75% of its net assets in equity securities by investing in Large-Cap Core Research Portfolio and between 25% and 50% of its net assets in fixed-income securities by investing in Investment Grade Income Portfolio.  Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios.

The Fund’s equity securities are primarily common stocks of large-cap companies.  Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index, a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock performance.  The Fund’s fixed-income securities may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations ), convertible debt securities, inflation-linked debt securities and municipal securities.  A significant portion of the Fund’s fixed-income investments may be in securities issued by various U.S. Government - sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Fixed-income securities may be of any credit quality, but investment in securities rated below investment grade (i.e., rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or by Fitch Ratings (“Fitch ”)) (so-called “junk bonds”) and credit derivatives where the credit rating of the reference instrument is below investment grade will be limited to not more than 15% of total fixed-income assets.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks and Eurodollar and Yankee Dollar Instruments).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include:  the purchase or sale of credit derivatives, including credit default swaps, interest rate swaps, total return swaps, forward rate contracts and credit options.  Permitted derivatives also include:  the purchase or sale of forwards or futures contracts; options on futures contracts; exchange traded and over-the-counter options; swaptions; equity collars and equity swap agreements.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and repurchase agreements.

To determine the exact percentage of the Fund’s assets that will be invested from time to time in each Portfolio, the portfolio managers of the Portfolios meet periodically and, taking market and other factors into consideration, agree upon an appropriate allocation.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of fixed-income investments is likely to decline.  Conversely, when interest rates decline, the value of fixed-income investments is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 16.17% for the quarter ended June 30, 2003, and the lowest quarterly return was –16.14% for the quarter ended September 30, 2008.

Average Annual Total Returns Eaton Vance Balanced Fund	1 Year	5 Years	10 Years
Class A	5.11%	(0.12%)	6.61%
Class A After Taxes on Distributions	4.73%	(0.53%)	5.99%
Class A After Taxes on Distributions and Sales	3.57%	(0.24%)	5.59%
Class B	5.65%	(0.08%)	6.42%
Class C	9.61%	0.34%	6.44%
Class I	11.42%	1.07%	7.23%
S&P 500 Index	16.00%	1.66%	7.09%
Barclays Capital U.S. Aggregate Index	4.21%	5.94%	5.18%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to September 28, 2012 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Dividend Builder Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Dividend Builder Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Dividend Builder Fund	Class A	Class B	Class C	Class I
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.07%	1.82%	1.82%	0.82%

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Dividend Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	896	1,131	1,806
Class B	685	973	1,185	1,940
Class C	285	573	985	2,137
Class I	84	262	455	1,014

Expense Example, No Redemption Eaton Vance Dividend Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	896	1,131	1,806
Class B	185	573	985	1,940
Class C	185	573	985	2,137
Class I	84	262	455	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the “80% Policy”).  The Fund may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below and unrated securities determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.  The Fund may also invest in non-income producing securities.  The Fund may invest up to 35% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts.  Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The portfolio managers seek to purchase securities that they believe are reasonably priced in relation to their fundamental value and that may produce attractive levels of dividend income and offer the potential for dividend growth, while growing in value over time.  The portfolio managers may also seek to purchase companies that they believe have the potential to initiate or reinstate a dividend in the foreseeable future.  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when the investment adviser’s price objective for the stock is reached or the fundamentals of the company deteriorate or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Dividend Builder Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common stocks and convertible and fixed-income securities held by the Fund.  Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Fixed - Income and Convertible Security Risk. If the Fund invests in fixed-income securities or convertible securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed- income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Fixed-income securities and convertible securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 17.26% for the quarter ended June 30, 2003, and the lowest quarterly return was –20.45% for the quarter ended September 30, 2008.

Average Annual Total Returns Eaton Vance Dividend Builder Fund	1 Year	5 Years	10 Years
Class A	6.95%	(3.62%)	9.53%
Class A After Taxes on Distributions	6.58%	(4.19%)	8.73%
Class A After Taxes on Distributions and Sales	4.97%	(3.16%)	8.36%
Class B	7.70%	(3.55%)	9.36%
Class C	11.70%	(3.20%)	9.36%
Class I	13.91%	(2.24%)	10.39%
S&P 500 Index	16.00%	1.66%	7.09%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to June 20, 2005 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Large-Cap Growth Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Large-Cap Growth Fund	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Large-Cap Growth Fund		Class A	Class C	Class I	Class R
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses		1.38%	2.13%	1.13%	1.63%
Expense Reimbursement	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	2.00%	1.00%	1.50%
[1]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares and 1.50% for Class R shares. This expense reimbursement will continue through April 30, 2014 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Large-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	975	1,275	2,127
Class C	303	654	1,132	2,452
Class I	102	346	610	1,363
Class R	153	502	874	1,922

Expense Example, No Redemption Eaton Vance Large-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	975	1,275	2,127
Class C	203	654	1,132	2,452
Class I	102	346	610	1,363
Class R	153	502	874	1,922

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40 % of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  Under normal market conditions, the Fund invests at least 80% of its net assets in large-cap companies (the “80% Policy”).  The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

The Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value.  The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors.  Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term.  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Large-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 14. 94 % for the quarter ended March 31, 2012 , and the lowest quarterly return was –20.76% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Large-Cap Growth Fund	1 Year	5 Years	10 Years
Class A	6.18%	(0.66%)	5.93%
Class A After Taxes on Distributions	6.02%	(0.70%)	5.81%
Class A After Taxes on Distributions and Sales	4.24%	(0.56%)	5.20%
Class C	10.91%	(0.22%)	5.76%
Class I	13.01%	0.78%	6.71%
Class R	12.42%	0.37%	6.47%
Russell 1000 Growth Index	15.26%	3.12%	7.51%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   The Class I and Class R performance shown above for the periods prior to May 3, 2007 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Large-Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Large-Cap Value Fund	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Large-Cap Value Fund	Class A	Class B	Class C	Class I	Class R
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	0.74%	1.24%

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	872	1,091	1,718
Class B	677	948	1,144	1,853
Class C	277	548	944	2,052
Class I	76	237	411	918
Class R	126	393	681	1,500

Expense Example, No Redemption Eaton Vance Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	872	1,091	1,718
Class B	177	548	944	1,853
Class C	177	548	944	2,052
Class I	76	237	411	918
Class R	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market.  The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index.   The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies (the “80% Policy”).  The Fund primarily invests in dividend-paying stocks, but also may invest in non-income producing stocks.  The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk bonds”)).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Large-Cap Value Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 15. 09 % for the quarter ended September 30, 2009, and the lowest quarterly return was –21.37% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Large-Cap Value Fund	1 Year	5 Years	10 Years
Class A	9.08%	(2.53%)	6.21%
Class A After Taxes on Distributions	8.81%	(2.75%)	5.91%
Class A After Taxes on Distributions and Sales	6.25%	(2.16%)	5.42%
Class B	9.96%	(2.49%)	6.04%
Class C	13.96%	(2.10%)	6.04%
Class I	16.10%	(1.10%)	7.04%
Class R	15.51%	(1.61%)	6.60%
Russell 1000 Value Index	17.51%	0.59%	7.37%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I and R performance shown above for the periods prior to December 28, 2004 and February 18, 2004 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Real Estate Fund
Investment Objective
The Fund’s investment objective is to seek total return .
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Real Estate Fund	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Real Estate Fund		Class A	Class I
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		1.53%	1.28%
Expense Reimbursement	[1]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	1.00%
[1]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares and 1.00% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,005	1,336	2,271
Class I	102	378	675	1,521

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33 % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return through a combination of capital appreciation and current income.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies primarily engaged in the real estate industry (the “80% Policy”).  Although it invests primarily in domestic securities, the Fund may invest up to 20% of its net assets in foreign securities.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges, or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).

Companies primarily engaged in the real estate industry and other real estate-related investments may include real estate investment trusts (“REITs”) or real estate operating companies that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, such as lodging operators, brokers, property management companies, building supply manufacturers, mortgage lenders, or mortgage servicing companies.  REITs tend to be small to medium-sized companies.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  REITs are pooled investment vehicles that have expenses of their own, so the Fund will indirectly bear its proportionate share of those expenses.  The Fund will not own real estate directly.

The portfolio manager generally seeks to purchase securities of companies that he believes are high in quality and reasonably priced in relation to their fundamental value.  In selecting securities, the portfolio manager generally seeks companies believed to have the potential for above-average earnings growth and profit margins, as well as good appreciation prospects and income-producing potential.   Investment decisions are made primarily on the basis of fundamental research.  The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  Factors the portfolio manager considers in selecting real estate companies include one or more of the following:  asset quality; quality and experience of management; type and location of real estate owned; nature of a company’s real estate activities; sustainability of a company’s competitive position; balance sheet strength; free cash flow and growth thereof; and relative valuation.  While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to pursue more attractive investment options.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Real Estate Investing Risk.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs are subject to the special risks associated with investing in the real estate industry.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Industry Concentration Risk.  Because the Fund will concentrate its investments in the real estate industry, the value of Fund shares may be affected by events that adversely affect that industry and may fluctuate more than that of a less concentrated fund.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign Investment Risk.  Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile.  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depository receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the period from December 31, 2006 through December 31, 2012, the highest quarterly total return for Class A was 30.70% for the quarter ended September 30, 2009, and the lowest quarterly return was –35.70% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Real Estate Fund	1 Year	5 Years	10 Years
Class A	8.87%	5.23%	4.26%
Class A After Taxes on Distributions	8.18%	4.52%	3.20%
Class A After Taxes on Distributions and Sales	5.76%	4.05%	3.02%
Class I	15.81%	6.60%	5.27%
S&P 500 Index	16.00%	1.66%	3.47%
Dow Jones U.S. Select Real Estate Securities Index	17.09%	4.91%	3.74%

These returns reflect the maximum sales charge for Class A (5.75%).  Class I commenced operations on April 28, 2006.  The Class A performance shown above for the period prior to June 9, 2010 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Small-Cap Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Small-Cap Fund	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Small-Cap Fund	Class A	Class B	Class C	Class I	Class R
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	0.25%	0.26%	0.26%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.40%	2.16%	2.16%	1.15%	1.65%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Small-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	993	1,297	2,158
Class B	719	1,076	1,359	2,300
Class C	319	676	1,159	2,493
Class I	117	365	633	1,398
Class R	168	520	897	1,955

Expense Example, No Redemption Eaton Vance Small-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	993	1,297	2,158
Class B	219	676	1,159	2,300
Class C	219	676	1,159	2,493
Class I	117	365	633	1,398
Class R	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% (for the period from May 1, 2012 through December 31, 2012) and the Portfolio's portfolio turnover rate was 31% (for the period from January 1, 2012 through April 30, 2012, when the Fund was investing in Small-Cap Portfolio) of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies (the “80% Policy”).  The Fund invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The market capitalization range for the Russell 2000 Index was $ 28 million to $ 4,670 million, and the market capitalization range for the S&P SmallCap 600 Index was $ 39 million to $3, 990 million as of December 31, 2012 .  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2012 was $4, 560 million.  The Fund may also invest in larger companies.  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts.

Investment decisions for the Fund are made primarily on the basis of fundamental research.  The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company’s business franchises and management team , competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions for certain periods .  Absent these reductions, performance for certain periods would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.05% for the quarter ended September 30, 2009,  and the lowest quarterly total return was –30.94% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Small-Cap Fund	1 Year	5 Years	10 Years
Class A	5.39%	1.28%	7.73%
Class A After Taxes on Distributions	4.35%	0.90%	7.48%
Class A After Taxes on Distributions and Sales	4.89%	1.07%	6.83%
Class B	6.00%	1.37%	7.56%
Class C	10.03%	1.72%	7.56%
Class I	12.08%	3.28%	8.79%
Class R	11.58%	2.30%	8.27%
Russell 2000 Index	16.35%	3.55%	9.71%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I and Class R performance shown above for the periods prior to September 2, 2008 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Small-Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Small-Cap Value Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Small-Cap Value Fund		Class A	Class B	Class C	Class I
Management Fees		1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses		2.08%	2.83%	2.83%	1.83%
Expense Reimbursement	[1]	(0.63%)	(0.63%)	(0.63%)	(0.63%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.45%	2.20%	2.20%	1.20%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class B and Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,132	1,575	2,800
Class B	723	1,218	1,638	2,932
Class C	323	818	1,438	3,112
Class I	122	514	932	2,096

Expense Example, No Redemption Eaton Vance Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,132	1,575	2,800
Class B	223	818	1,438	2,932
Class C	223	818	1,438	3,112
Class I	122	514	932	2,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in a diversified portfolio of value stocks of small-cap companies.  Value stocks are common stocks that, in the opinion of the portfolio managers, are inexpensive or undervalued relative to the overall stock market.  The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index.  Normally at least 80% of the Fund’s net assets will be invested in equity securities of small-cap companies (the “80% Policy”).  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 20% of its net assets in real estate investment trusts.

In selecting securities, the portfolio managers seek companies that, in their opinion, are high in quality.  Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as a company’s earning or cash flow capabilities, financial strength, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness and estimates of the company’s net value ).  The Fund seeks to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.  While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 18.36% for the quarter ended June 30, 2009, and the lowest quarterly return was –22.76% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Small-Cap Value Fund	1 Year	5 Years	10 Years
Class A	3.30%	1.77%	7.61%
Class A After Taxes on Distributions	2.05%	1.49%	7.06%
Class A After Taxes on Distributions and Sales	3.82%	1.51%	6.67%
Class B	3.82%	1.84%	7.45%
Class C	7.76%	2.20%	7.44%
Class I	9.89%	3.13%	8.33%
Russell 2000 Value Index	18.05%	3.54%	9.49%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Special Equities Fund
Investment Objective
The Fund’s investment objective is to provide growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Special Equities Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Special Equities Fund	Class A	Class C	Class I
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.55%	0.56%	0.55%
Total Annual Fund Operating Expenses	1.43%	2.19%	1.18%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Special Equities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	712	1,001	1,312	2,190
Class C	322	685	1,175	2,524
Class I	120	375	649	1,432

Expense Example, No Redemption Eaton Vance Special Equities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	712	1,001	1,312	2,190
Class C	222	685	1,175	2,524
Class I	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% (for the period from May 1, 2012 through December 31, 2012) and the Portfolio's portfolio turnover was 26% (for the period from January 1, 2012 through April 30, 2012, when the Fund was investing in Special Equities Portfolio) of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of emerging growth companies.  Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly traded companies in the United States.  Many emerging growth companies acquired by the Fund have market capitalizations comparable to those of companies included in the Russell 2500 Index, but the Fund may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (the “80% Policy”).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also invest in real estate investment trusts.

Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company’s business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth within their respective industries.  The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities.  The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.   Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.40% for the quarter ended September 30, 2009, and the lowest quarterly return was –33.19% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Special Equities Fund	1 Year	5 Years	10 Years
Class A	0.49%	(1.37%)	6.83%
Class A After Taxes on Distributions	0.49%	(1.37%)	6.83%
Class A After Taxes on Distributions and Sales	0.32%	(1.16%)	6.03%
Class C	4.77%	(0.93%)	6.66%
Class I	6.88%	(0.12%)	7.51%
Russell 2500 Index	17.88%	4.34%	10.48%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class I performance shown above for the period prior to July 29, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Parametric Absolute Return Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Parametric Absolute Return Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Parametric Absolute Return Fund		Investor Class	Institutional Class
Management Fees		1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.47%	0.47%
Total Annual Fund Operating Expenses		1.82%	1.57%
Expense Reimbursement	[1]	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.45%	1.20%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Investor Class shares and 1.20% for Institutional Class shares. This expense reimbursement will continue through April 30, 2014 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Parametric Absolute Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	537	951	2,107
Institutional Class	122	459	820	1,836

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62 % of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective principally by writing a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (“S&P 500 Index”), a broad-based U.S. stock market index, and/or another proxy for the S&P 500 Index (such as the SPDR Trust Series I units (“SPDRs”)).  The Fund’s option strategy employs a systematic, rules-based program that seeks to take advantage of the general imbalance of natural buyers of stock index options over natural sellers, which is reflected in the customary excess of option price-implied volatilities over observed market volatilities. The Fund seeks to mitigate risk by selling option “spreads,” rather than stand-alone options, by staggering roll dates across the option position portfolio, and by utilizing exchange-traded options guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse.

The Fund will generally write call spreads and put spreads that are “out of the money .”  That is, the exercise price of the call options sold generally will be above the current level of the index when written and the exercise price of the call options bought will be above the exercise price of the call options sold.  The exercise price of put options sold generally will be below the current level of the index when written and the exercise price of the put options bought will be below the exercise price of put options sold.

The option program is intended to be substantially non-directional and to provide returns that are substantially uncorrelated to the returns of the S&P 500 Index. In implementing its strategy, the Fund generally intends to enter into written call and put option spread positions that primarily have a maturity of approximately four weeks, and to stagger the timing of its spread originations and expirations through each four-week period. For each option spread combination, the Fund intends to sell call spreads and put spreads on the S&P 500 Index with substantially equivalent notional values and identical expiration dates. The Fund will determine the number and composition of the call and put option spreads in each combination based largely on the market exposures and maximum net loss potential of such positions. Under normal circumstances, the Fund intends to limit its maximum option loss potential realizable for each call and put spread combination over its roll cycle to not more than 10% of the associated net asset value of the Fund, based on observable market inputs at the time the option spread combination is entered into and determined without consideration of net premiums received.

The Fund’s option strategy will be implemented as an overlay to a portfolio of short-term, high-grade income securities. A significant portion of this portfolio will be subject to the option strategy overlay.  Short-term instruments are generally those with effective maturities of three years or less. High-grade instruments are rated A or higher by a rating agency or deemed to be of comparable quality by the investment adviser. The Fund expects to maintain a dollar-weighted average effective maturity of one year or less.

The Fund’s income securities investments are expected to consist primarily of U.S. dollar-denominated instruments of domestic and foreign issuers, including U.S. Government securities, commercial paper and other short-term, high-grade obligations issued by banks and corporations.  Investments also may include other short-term, high-grade obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, as well as high-grade mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.  The Fund may invest in repurchase and reverse repurchase agreements and in variable or floating-rate securities, some of which provide for periodic recovery of principal on demand investments, and may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.”

The Fund employs an absolute return investment approach.  Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark.  Over the long term, the investment performance of absolute return strategies would typically be expected to be substantially independent of movements in the stock and bond market.

Principal Risks

Option Strategy Risk.  The Fund’s option strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price-implied volatilities for the S&P 500 over realized index volatilities.  This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500 index options.  There can be no assurance that this imbalance will apply in the future over specific periods or generally.  It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

The success of put and call spread transactions on the S&P 500 Index and/or a proxy for the S&P 500 Index will be determined by the performance of the S&P 500 Index.  If the S&P 500 Index appreciates or depreciates sufficiently over the period to offset the premium received, a loss will result.  The risk of selling put options in a spread transaction is mitigated by the purchase of offsetting options at a lower exercise price, thereby capping the maximum loss potential.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of certain income securities is likely to decline.  Conversely, when interest rates decline, the value of such securities is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Investment Risk .   Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by political and economic developments abroad.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile .  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Investor Class shares.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the period from December 31, 2010 to December 31, 2012 , the highest quarterly total return for Investor Class was 3. 46 % for the quarter ended June 30, 2012 , and the lowest quarterly return was –2.66% for the quarter ended September 30, 2011.

Average Annual Total Returns Parametric Absolute Return Fund	1 Year	Life of Fund	Inception Date
Investor Class	7.56%	5.30%	Sep 30, 2010
Investor Class After Taxes on Distributions	5.45%	4.35%
Investor Class After Taxes on Distributions and Sales	6.12%	4.21%
Institutional Class	7.84%	5.56%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.11%	0.11%

Prior to March 1, 2013, purchases of Investor Class shares were subject to a sales charge .  Investor Class and Institutional Class commenced operations on September 30, 2010.  BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Greater India Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Greater India Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Greater India Fund		Class A	Class B	Class C	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses		0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		2.04%	2.74%	2.74%	1.74%
Expense Reimbursement	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.88%	2.58%	2.58%	1.58%
[1]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.88% for Class A shares, 2.58% for Class B and Class C shares and 1.58% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Greater India Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	755	1,163	1,596	2,796
Class B	761	1,235	1,635	2,891
Class C	361	835	1,435	3,059
Class I	161	532	929	2,038

Expense Example, No Redemption Eaton Vance Greater India Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	755	1,163	1,596	2,796
Class B	261	835	1,435	2,891
Class C	261	835	1,435	3,059
Class I	161	532	929	2,038

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in India and surrounding countries of the Indian subcontinent (“Greater India investments”) (the “80% Policy”).  A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country.  Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.  The Fund normally invests at least 50% of its total assets in equity securities of Indian companies, and no more than 5% of its total assets in companies located in countries other than India, Pakistan or Sri Lanka.

The Fund invests in companies with a broad range of market capitalizations, including smaller companies.  The Fund may make direct investments in companies in private placement transactions.  More than 25% of the Fund’s total assets may be denominated in any single currency.   At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options .  The Fund may also lend its securities.

In selecting securities for the Fund, the investment sub- adviser considers companies that it believes have all or most of the following characteristics:  sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks will generally be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Greater India Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Investing in India.  Countries in the India region are typically considered emerging market countries.  The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, and are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors.  In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country , the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country .

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 61.09% for the quarter ended June 30, 2009, and the lowest quarterly return was -28.06% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Greater India Fund	1 Year	5 Years	10 Years
Class A	21.43%	(9.55%)	16.67%
Class A After Taxes on Distributions	21.44%	(9.61%)	16.37%
Class A After Taxes on Distributions and Sales	13.93%	(7.77%)	15.32%
Class B	22.92%	(9.37%)	16.81%
Class C	27.00%	(9.01%)	16.83%
Class I	29.29%	(8.26%)	17.50%
Bombay Stock Exchange 100 Index	28.15%	(6.57%)	19.39%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to July 7, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Commodity Strategy Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Commodity Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Commodity Strategy Fund		Class A	Class C	Class I
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		0.27%	0.27%	0.27%
Other Expenses of the Subsidiary		0.02%	0.02%	0.02%
Other Expenses		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.59%	2.34%	1.34%
Expense Reimbursement	[1]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	2.25%	1.25%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	620	945	1,291	2,267
Class C	328	722	1,242	2,669
Class I	127	416	725	1,605

Expense Example, No Redemption Eaton Vance Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	620	945	1,291	2,267
Class C	228	722	1,242	2,669
Class I	127	416	725	1,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its investment objective by (i) gaining exposure to a broad-based basket of commodities through commodity-linked derivative instruments, and (ii) seeking to generate excess returns by investing in long and short positions in (a) selected commodity-linked derivative instruments ; (b) inflation-linked securities and derivatives ; and (c) corporate and sovereign bonds of U.S. and foreign issuers, including those located in emerging markets.  The Fund may invest up to 33% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar - denominated securities of foreign issuers.

Commodity-linked derivative instruments include commodity index-linked swap agreements, commodity index-linked notes, commodity options and futures and options on futures that provide exposure to the investment returns of commodity markets, without investing directly in physical commodities.  Commodity index-linked notes may be leveraged or unleveraged.  The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund.

The Fund may invest in fixed - income securities of any credit rating, including those rated below investment grade (commonly referred to as “junk bonds”).  The Fund’s investment in securities rated below B (by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch Ratings, or, if unrated, determined by the sub-adviser to be of comparable quality) will not exceed 15% of the Fund’s net assets.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may also achieve or limit credit exposure using derivatives (as described below).  The average portfolio duration of the Fund’s fixed - income portfolio will vary based primarily on the sub-adviser’s interest rate outlook, and under normal market conditions is not expected to exceed ten years , and may have negative duration.  Typically, the Fund maintains a duration of less than or equal to four years.

The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) forwards, futures and options on securities, indices, currencies, commodities, and other investments; inflation-linked and event-linked bonds; and commodity, interest rate, total return and credit default swaps, which may create economic leverage in the Fund.  The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in security prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and as a substitute for the purchase or sale of securities, currencies and commodities.  The Fund may purchase securities issued on a when-issued, delayed delivery and forward commitment basis and may sell securities short.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

In managing the Fund, the sub-adviser seeks broad-based exposure to commodities that are represented in the Dow Jones-UBS Commodity Index Total Return (the “Index”) and to generate excess returns, as described above, while maintaining moderate return volatility relative to the Index.  The sub-adviser uses various methodologies in selecting investments such as “top down/bottom up” analysis, including consideration of macroeconomic, fundamental and technical factors.

Principal Risks

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. As noted under “Principal Investment Strategies ,” the Fund expects to gain a significant portion of its commodity-related exposures by investing in the Subsidiary. See “Subsidiary Risk” and “Tax Risk .”

Subsidiary Risk.   The Fund will be exposed to the risks associated with the Subsidiary’s investments.  The Subsidiary invests in commodity-related investments, as well as securities and other instruments in which the Fund is permitted to invest. The Subsidiary is subject to the laws of the Cayman Islands and is not subject to U.S. laws, including securities laws and their protections and provisions of the Internal Revenue Code.  Because the Subsidiary is not registered under the Investment Company Act of 1940 , it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate.  As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund's Prospectus and Statement of Additional Information, and could adversely affect the Fund’s investment approach.

Tax Risk.  In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.  Commodity-related investments generate income that is not from a qualified source for purposes of meeting this 90 percent test.  Numerous mutual funds have obtained private letter rulings from the Internal Revenue Service (“IRS”) that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income.  The Fund received a private letter ruling from the IRS that income from certain commodity-linked notes and income derived from the Subsidiary constitute qualifying income.  Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to pursue its investment objective as described, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.  The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.   When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Currency Risk. In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of Fund securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars.  The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency .   Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein.

Tracking Error Risk.  Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis.  Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.  Tracking error risk may cause the Fund’s performance to be less than expected.

Correlation Risk.  Changes in the value of a hedging instrument may not match those of the investment being hedged. Commodity-linked structured notes may be structured in a way that results in the Fund’s performance significantly diverging from the index.

Fixed - Income   Securities Risk. If the Fund invests in fixed-income securities , the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed- income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Interest Rate Risk.  As interest rates rise, the value of certain income securities is likely to decline.  Conversely, when interest rates decline, the value of such securities is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Duration Risk.  Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.

Short Sale Risk.  Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Issuer Diversification Risk. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Sector Risk.  Because the Fund may have significant investments in a particular sector of the commodities markets (such as agricultural, energy and natural resources, livestock, precious metals, industrial metals and others), the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a fund that invests more broadly.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and does not reflect a sales charge.  If the sales charge was reflect, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 201 0 through December 31, 2012 , the highest quarterly total return for Class A was 7.84 % for the quarter ended September 30, 2012 , and the lowest quarterly return was -11. 77 % for the quarter ended September 30, 2011.

Average Annual Total Returns Eaton Vance Commodity Strategy Fund	1 Year	Life of Fund	Inception Date
Class A	(5.60%)	(1.09%)	Apr 8, 2010
Class A After Taxes on Distributions	(5.60%)	(2.24%)
Class A After Taxes on Distributions and Sales	(3.59%)	(1.48%)
Class C	(2.63%)	(0.09%)
Class I	(0.74%)	0.85%
Dow Jones - UBS Commodity Index Total Return	(1.06%)	1.16%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I shares commenced operations on April 8, 2010.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Investment Grade Income Fund
Investment Objectives
The Fund’s investment objectives are to seek current income and total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Investment Grade Income Fund	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Investment Grade Income Fund		Class A	Class I
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.38%	0.39%
Total Annual Fund Operating Expenses		1.08%	0.84%
Expense Reimbursement	[1]	(0.33%)	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.75%	0.50%
[1]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares and 0.50% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Investment Grade Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	771	1,012	1,701
Class I	51	234	433	1,006

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113 % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations and so-called “seasoned” mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations ) and convertible debt securities.  The Fund may invest significantly in securities issued by various U.S. Government - sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Under normal market conditions, the Fund invests at least 80% of its net assets in investment grade securities that are rated at least BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or by Fitch Ratings (“Fitch ”) or in unrated securities determined by the investment adviser to be of comparable quality (the “80% Policy”).  The Fund limits investment in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody’s or Fitch ) and credit derivatives where the credit rating of the reference instrument is below investment grade to not more than 15% of its total assets, and may invest in securities in any rating category, including those in default.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund is expected to have an average effective maturity between five and ten years.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign securities).  Such investments are not subject to the 25% limitation on investing in foreign securities.  The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar Instruments.  The Fund may, at times, engage in derivative transactions (such as options, swaptions, interest rate swaps, forward rate contracts, futures contracts and options thereon, forward foreign currency exchange contracts and credit derivatives) to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to enhance returns or as a substitute for purchasing or selling securities or currencies.  Permitted credit derivatives include credit default swaps, total return swaps and credit options.  The Fund may lend its securities.  The Fund may invest up to 10% of its net assets in inflation-linked debt securities.  The Fund may also invest up to 10% of its net assets in municipal securities directly or through investments in other investment companies.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities).  The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives.  The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Investment Grade Income Portfolio (the “Portfolio”), a separate registered investment company with the same investment objectives as the Fund.

Principal Risks

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political and economic risks.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Inflation-Linked Security Risk.  Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objectives.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objectives.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.

The performance of each Class for the period prior March 21, 2007 is that of Investment Grade Income Portfolio, the registered investment company in which the Fund invests.  The performance of the Portfolio is not adjusted for Fund expenses.  If such an adjustment was made, the performance may have been different.  The Fund’s performance after March 21, 2007 reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 5. 35 % for the quarter ended December 31, 2008 , and the lowest quarterly return was – 2.45% for the quarter ended June 30, 2004.  For the 30 days ended December 31, 2012 , the SEC yield for Class A and Class I shares was 2. 08 % and 2. 44%, respectively.  For current yield information call 1-800-262-1122.

Average Annual Total Returns Eaton Vance Investment Grade Income Fund	1 Year	5 Years	10 Years
Class A	(0.10%)	4.80%	4.26%
Class A After Taxes on Distributions	(1.99%)	3.10%	2.49%
Class A After Taxes on Distributions and Sales	0.03%	3.13%	2.59%
Class I	5.12%	6.02%	4.87%
Barclays Capital U.S. Aggregate Index	4.21%	5.94%	5.18%

These returns reflect the maximum sales charge for Class A (4.75%).  The Class A performance shown above for the period prior to January 5, 2009 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Eaton Vance Balanced Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities through its investment in two other registered investment companies managed by Eaton Vance Management or its affiliates (the “Portfolios”).  The Fund usually invests between 50% and 75% of its net assets in equity securities by investing in Large-Cap Core Research Portfolio and between 25% and 50% of its net assets in fixed-income securities by investing in Investment Grade Income Portfolio.  Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios.

The Fund’s equity securities are primarily common stocks of large-cap companies.  Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index, a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock performance.  The Fund’s fixed-income securities may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations ), convertible debt securities, inflation-linked debt securities and municipal securities.  A significant portion of the Fund’s fixed-income investments may be in securities issued by various U.S. Government - sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Fixed-income securities may be of any credit quality, but investment in securities rated below investment grade (i.e., rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or by Fitch Ratings (“Fitch ”)) (so-called “junk bonds”) and credit derivatives where the credit rating of the reference instrument is below investment grade will be limited to not more than 15% of total fixed-income assets.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks and Eurodollar and Yankee Dollar Instruments).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include:  the purchase or sale of credit derivatives, including credit default swaps, interest rate swaps, total return swaps, forward rate contracts and credit options.  Permitted derivatives also include:  the purchase or sale of forwards or futures contracts; options on futures contracts; exchange traded and over-the-counter options; swaptions; equity collars and equity swap agreements.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and repurchase agreements.

To determine the exact percentage of the Fund’s assets that will be invested from time to time in each Portfolio, the portfolio managers of the Portfolios meet periodically and, taking market and other factors into consideration, agree upon an appropriate allocation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities through its investment in two other registered investment companies managed by Eaton Vance Management or its affiliates (the “Portfolios”).  The Fund usually invests between 50% and 75% of its net assets in equity securities by investing in Large-Cap Core Research Portfolio and between 25% and 50% of its net assets in fixed-income securities by investing in Investment Grade Income Portfolio.  Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of fixed-income investments is likely to decline.  Conversely, when interest rates decline, the value of fixed-income investments is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 16.17% for the quarter ended June 30, 2003, and the lowest quarterly return was –16.14% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.14%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class I performance shown above for the period prior to September 28, 2012 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to September 28, 2012 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Balanced Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVIFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.04%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,177
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	686
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	922
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,177
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,903
Annual Return 2003	rr_AnnualReturn2003	22.05%
Annual Return 2004	rr_AnnualReturn2004	11.57%
Annual Return 2005	rr_AnnualReturn2005	5.35%
Annual Return 2006	rr_AnnualReturn2006	14.47%
Annual Return 2007	rr_AnnualReturn2007	16.10%
Annual Return 2008	rr_AnnualReturn2008	(30.27%)
Annual Return 2009	rr_AnnualReturn2009	22.99%
Annual Return 2010	rr_AnnualReturn2010	8.92%
Annual Return 2011	rr_AnnualReturn2011	1.31%
Annual Return 2012	rr_AnnualReturn2012	11.50%
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	6.61%
Eaton Vance Balanced Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMIFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.04%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,038
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,038
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	6.42%
Eaton Vance Balanced Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECIFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.04%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Eaton Vance Balanced Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIIFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.04%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	11.42%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Eaton Vance Balanced Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10	5.99%
Eaton Vance Balanced Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
10 Years	rr_AverageAnnualReturnYear10	5.59%
Eaton Vance Balanced Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Eaton Vance Balanced Fund | Barclays Capital U.S. Aggregate Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Eaton Vance Dividend Builder Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the “80% Policy”).  The Fund may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below and unrated securities determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.  The Fund may also invest in non-income producing securities.  The Fund may invest up to 35% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts.  Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The portfolio managers seek to purchase securities that they believe are reasonably priced in relation to their fundamental value and that may produce attractive levels of dividend income and offer the potential for dividend growth, while growing in value over time.  The portfolio managers may also seek to purchase companies that they believe have the potential to initiate or reinstate a dividend in the foreseeable future.  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when the investment adviser’s price objective for the stock is reached or the fundamentals of the company deteriorate or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Dividend Builder Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the “80% Policy”).  The Fund may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below and unrated securities determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.  The Fund may also invest in non-income producing securities.  The Fund may invest up to 35% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common stocks and convertible and fixed-income securities held by the Fund.  Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Fixed - Income and Convertible Security Risk. If the Fund invests in fixed-income securities or convertible securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed- income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Fixed-income securities and convertible securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 17.26% for the quarter ended June 30, 2003, and the lowest quarterly return was –20.45% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.45%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class I performance shown above for the period prior to June 20, 2005 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to June 20, 2005 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Dividend Builder Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVTMX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	896
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,806
Annual Return 2003	rr_AnnualReturn2003	25.92%
Annual Return 2004	rr_AnnualReturn2004	25.11%
Annual Return 2005	rr_AnnualReturn2005	20.24%
Annual Return 2006	rr_AnnualReturn2006	28.51%
Annual Return 2007	rr_AnnualReturn2007	22.87%
Annual Return 2008	rr_AnnualReturn2008	(37.56%)
Annual Return 2009	rr_AnnualReturn2009	12.88%
Annual Return 2010	rr_AnnualReturn2010	9.02%
Annual Return 2011	rr_AnnualReturn2011	1.12%
Annual Return 2012	rr_AnnualReturn2012	13.50%
1 Year	rr_AverageAnnualReturnYear01	6.95%
5 Years	rr_AverageAnnualReturnYear05	(3.62%)
10 Years	rr_AverageAnnualReturnYear10	9.53%
Eaton Vance Dividend Builder Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMTMX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,940
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,940
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	(3.55%)
10 Years	rr_AverageAnnualReturnYear10	9.36%
Eaton Vance Dividend Builder Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECTMX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	(3.20%)
10 Years	rr_AverageAnnualReturnYear10	9.36%
Eaton Vance Dividend Builder Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIUTX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	13.91%
5 Years	rr_AverageAnnualReturnYear05	(2.24%)
10 Years	rr_AverageAnnualReturnYear10	10.39%
Eaton Vance Dividend Builder Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.58%
5 Years	rr_AverageAnnualReturnYear05	(4.19%)
10 Years	rr_AverageAnnualReturnYear10	8.73%
Eaton Vance Dividend Builder Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	(3.16%)
10 Years	rr_AverageAnnualReturnYear10	8.36%
Eaton Vance Dividend Builder Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Eaton Vance Large-Cap Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  Under normal market conditions, the Fund invests at least 80% of its net assets in large-cap companies (the “80% Policy”).  The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

The Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value.  The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors.  Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term.  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Large-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  Under normal market conditions, the Fund invests at least 80% of its net assets in large-cap companies (the “80% Policy”).  The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 14. 94 % for the quarter ended March 31, 2012 , and the lowest quarterly return was –20.76% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.76%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class I and Class R performance shown above for the periods prior to May 3, 2007 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   The Class I and Class R performance shown above for the periods prior to May 3, 2007 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Large-Cap Growth Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EALCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	975
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Annual Return 2003	rr_AnnualReturn2003	23.53%
Annual Return 2004	rr_AnnualReturn2004	10.37%
Annual Return 2005	rr_AnnualReturn2005	6.59%
Annual Return 2006	rr_AnnualReturn2006	12.42%
Annual Return 2007	rr_AnnualReturn2007	12.60%
Annual Return 2008	rr_AnnualReturn2008	(38.08%)
Annual Return 2009	rr_AnnualReturn2009	36.11%
Annual Return 2010	rr_AnnualReturn2010	14.30%
Annual Return 2011	rr_AnnualReturn2011	(5.41%)
Annual Return 2012	rr_AnnualReturn2012	12.66%
1 Year	rr_AverageAnnualReturnYear01	6.18%
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	5.93%
Eaton Vance Large-Cap Growth Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECLCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,132
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,132
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
10 Years	rr_AverageAnnualReturnYear10	5.76%
Eaton Vance Large-Cap Growth Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELCIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	346
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	610
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Eaton Vance Large-Cap Growth Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELCRX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	874
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	874
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	6.47%
Eaton Vance Large-Cap Growth Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.02%
5 Years	rr_AverageAnnualReturnYear05	(0.70%)
10 Years	rr_AverageAnnualReturnYear10	5.81%
Eaton Vance Large-Cap Growth Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.24%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	5.20%
Eaton Vance Large-Cap Growth Fund | Russell 1000 Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Eaton Vance Large-Cap Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market.  The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index.   The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies (the “80% Policy”).  The Fund primarily invests in dividend-paying stocks, but also may invest in non-income producing stocks.  The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk bonds”)).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Large-Cap Value Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market.  The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index.   The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies (the “80% Policy”).  The Fund primarily invests in dividend-paying stocks, but also may invest in non-income producing stocks.  The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk bonds”)).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as large-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 15. 09 % for the quarter ended September 30, 2009, and the lowest quarterly return was –21.37% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

 The Class I and R performance shown above for the periods prior to December 28, 2004 and February 18, 2004 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I and R performance shown above for the periods prior to December 28, 2004 and February 18, 2004 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Large-Cap Value Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EHSTX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	872
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,718
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	872
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,091
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,718
Annual Return 2003	rr_AnnualReturn2003	23.31%
Annual Return 2004	rr_AnnualReturn2004	15.68%
Annual Return 2005	rr_AnnualReturn2005	11.47%
Annual Return 2006	rr_AnnualReturn2006	18.81%
Annual Return 2007	rr_AnnualReturn2007	9.99%
Annual Return 2008	rr_AnnualReturn2008	(34.47%)
Annual Return 2009	rr_AnnualReturn2009	17.01%
Annual Return 2010	rr_AnnualReturn2010	10.05%
Annual Return 2011	rr_AnnualReturn2011	(4.48%)
Annual Return 2012	rr_AnnualReturn2012	15.77%
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	(2.53%)
10 Years	rr_AverageAnnualReturnYear10	6.21%
Eaton Vance Large-Cap Value Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMSTX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,853
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,853
1 Year	rr_AverageAnnualReturnYear01	9.96%
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
10 Years	rr_AverageAnnualReturnYear10	6.04%
Eaton Vance Large-Cap Value Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECSTX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	(2.10%)
10 Years	rr_AverageAnnualReturnYear10	6.04%
Eaton Vance Large-Cap Value Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EILVX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	(1.10%)
10 Years	rr_AverageAnnualReturnYear10	7.04%
Eaton Vance Large-Cap Value Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERSTX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	393
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	681
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
10 Years	rr_AverageAnnualReturnYear10	6.60%
Eaton Vance Large-Cap Value Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.81%
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
10 Years	rr_AverageAnnualReturnYear10	5.91%
Eaton Vance Large-Cap Value Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.25%
5 Years	rr_AverageAnnualReturnYear05	(2.16%)
10 Years	rr_AverageAnnualReturnYear10	5.42%
Eaton Vance Large-Cap Value Fund | Russell 1000 Value Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.37%
Eaton Vance Real Estate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return .
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks total return through a combination of capital appreciation and current income.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies primarily engaged in the real estate industry (the “80% Policy”).  Although it invests primarily in domestic securities, the Fund may invest up to 20% of its net assets in foreign securities.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges, or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).

Companies primarily engaged in the real estate industry and other real estate-related investments may include real estate investment trusts (“REITs”) or real estate operating companies that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, such as lodging operators, brokers, property management companies, building supply manufacturers, mortgage lenders, or mortgage servicing companies.  REITs tend to be small to medium-sized companies.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  REITs are pooled investment vehicles that have expenses of their own, so the Fund will indirectly bear its proportionate share of those expenses.  The Fund will not own real estate directly.

The portfolio manager generally seeks to purchase securities of companies that he believes are high in quality and reasonably priced in relation to their fundamental value.  In selecting securities, the portfolio manager generally seeks companies believed to have the potential for above-average earnings growth and profit margins, as well as good appreciation prospects and income-producing potential.   Investment decisions are made primarily on the basis of fundamental research.  The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  Factors the portfolio manager considers in selecting real estate companies include one or more of the following:  asset quality; quality and experience of management; type and location of real estate owned; nature of a company’s real estate activities; sustainability of a company’s competitive position; balance sheet strength; free cash flow and growth thereof; and relative valuation.  While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to pursue more attractive investment options.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund seeks total return through a combination of capital appreciation and current income.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies primarily engaged in the real estate industry (the “80% Policy”).  Although it invests primarily in domestic securities, the Fund may invest up to 20% of its net assets in foreign securities.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges, or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Real Estate Investing Risk.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs are subject to the special risks associated with investing in the real estate industry.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Industry Concentration Risk.  Because the Fund will concentrate its investments in the real estate industry, the value of Fund shares may be affected by events that adversely affect that industry and may fluctuate more than that of a less concentrated fund.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign Investment Risk.  Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile.  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depository receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period from December 31, 2006 through December 31, 2012, the highest quarterly total return for Class A was 30.70% for the quarter ended September 30, 2009, and the lowest quarterly return was –35.70% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the period from December 31, 2006 through December 31, 2012, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.70%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

 The Class A performance shown above for the period prior to June 9, 2010 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%).  Class I commenced operations on April 28, 2006.  The Class A performance shown above for the period prior to June 9, 2010 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Real Estate Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAREX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,005
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,271
Annual Return 2007	rr_AnnualReturn2007	(17.33%)
Annual Return 2008	rr_AnnualReturn2008	(33.88%)
Annual Return 2009	rr_AnnualReturn2009	28.17%
Annual Return 2010	rr_AnnualReturn2010	28.15%
Annual Return 2011	rr_AnnualReturn2011	9.15%
Annual Return 2012	rr_AnnualReturn2012	15.54%
1 Year	rr_AverageAnnualReturnYear01	8.87%
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Eaton Vance Real Estate Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIREX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	675
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,521
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Eaton Vance Real Estate Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.18%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Eaton Vance Real Estate Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.76%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Eaton Vance Real Estate Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Eaton Vance Real Estate Fund | Dow Jones U.S. Select Real Estate Securities Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.09%
5 Years	rr_AverageAnnualReturnYear05	4.91%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Eaton Vance Small-Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% (for the period from May 1, 2012 through December 31, 2012) and the Portfolio's portfolio turnover rate was 31% (for the period from January 1, 2012 through April 30, 2012, when the Fund was investing in Small-Cap Portfolio) of the average value of its portfolio.

Portfolio Turnover Rate, January 1, 2012 through April 30, 2012	EVSIT_PortfolioTurnoverRateSmallCapInitial	0.31
Portfolio Turnover Rate, May 1, 2012 through December 31, 2012	EVSIT_PortfolioTurnoverRateSmallCapSubsequent	0.31
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies (the “80% Policy”).  The Fund invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The market capitalization range for the Russell 2000 Index was $ 28 million to $ 4,670 million, and the market capitalization range for the S&P SmallCap 600 Index was $ 39 million to $3, 990 million as of December 31, 2012 .  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2012 was $4, 560 million.  The Fund may also invest in larger companies.  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts.

Investment decisions for the Fund are made primarily on the basis of fundamental research.  The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company’s business franchises and management team , competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies (the “80% Policy”).  The Fund invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The market capitalization range for the Russell 2000 Index was $ 28 million to $ 4,670 million, and the market capitalization range for the S&P SmallCap 600 Index was $ 39 million to $3, 990 million as of December 31, 2012 .  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2012 was $4, 560 million.  The Fund may also invest in larger companies.  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in real estate investment trusts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions for certain periods .  Absent these reductions, performance for certain periods would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.05% for the quarter ended September 30, 2009,  and the lowest quarterly total return was –30.94% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.94%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class I and Class R performance shown above for the periods prior to September 2, 2008 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I and Class R performance shown above for the periods prior to September 2, 2008 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Small-Cap Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETEGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	709
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
Annual Return 2003	rr_AnnualReturn2003	30.20%
Annual Return 2004	rr_AnnualReturn2004	3.36%
Annual Return 2005	rr_AnnualReturn2005	6.11%
Annual Return 2006	rr_AnnualReturn2006	15.25%
Annual Return 2007	rr_AnnualReturn2007	20.09%
Annual Return 2008	rr_AnnualReturn2008	(38.36%)
Annual Return 2009	rr_AnnualReturn2009	39.47%
Annual Return 2010	rr_AnnualReturn2010	24.91%
Annual Return 2011	rr_AnnualReturn2011	(5.84%)
Annual Return 2012	rr_AnnualReturn2012	11.85%
1 Year	rr_AverageAnnualReturnYear01	5.39%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	7.73%
Eaton Vance Small-Cap Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBSMX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,076
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,300
1 Year	rr_AverageAnnualReturnYear01	6.00%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	7.56%
Eaton Vance Small-Cap Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECSMX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
1 Year	rr_AverageAnnualReturnYear01	10.03%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	7.56%
Eaton Vance Small-Cap Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EISGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	12.08%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Eaton Vance Small-Cap Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERSGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	11.58%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	8.27%
Eaton Vance Small-Cap Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Eaton Vance Small-Cap Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	6.83%
Eaton Vance Small-Cap Fund | Russell 2000 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.71%
Eaton Vance Small-Cap Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in a diversified portfolio of value stocks of small-cap companies.  Value stocks are common stocks that, in the opinion of the portfolio managers, are inexpensive or undervalued relative to the overall stock market.  The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index.  Normally at least 80% of the Fund’s net assets will be invested in equity securities of small-cap companies (the “80% Policy”).  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 20% of its net assets in real estate investment trusts.

In selecting securities, the portfolio managers seek companies that, in their opinion, are high in quality.  Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as a company’s earning or cash flow capabilities, financial strength, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness and estimates of the company’s net value ).  The Fund seeks to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.  While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests primarily in a diversified portfolio of value stocks of small-cap companies.  Value stocks are common stocks that, in the opinion of the portfolio managers, are inexpensive or undervalued relative to the overall stock market.  The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index.  Normally at least 80% of the Fund’s net assets will be invested in equity securities of small-cap companies (the “80% Policy”).  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 20% of its net assets in real estate investment trusts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 18.36% for the quarter ended June 30, 2009, and the lowest quarterly return was –22.76% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.76%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Small-Cap Value Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAVSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,800
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	714
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,132
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,575
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,800
Annual Return 2003	rr_AnnualReturn2003	32.71%
Annual Return 2004	rr_AnnualReturn2004	18.33%
Annual Return 2005	rr_AnnualReturn2005	4.28%
Annual Return 2006	rr_AnnualReturn2006	13.92%
Annual Return 2007	rr_AnnualReturn2007	2.31%
Annual Return 2008	rr_AnnualReturn2008	(26.59%)
Annual Return 2009	rr_AnnualReturn2009	24.32%
Annual Return 2010	rr_AnnualReturn2010	17.78%
Annual Return 2011	rr_AnnualReturn2011	(1.68%)
Annual Return 2012	rr_AnnualReturn2012	9.59%
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	7.61%
Eaton Vance Small-Cap Value Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBVSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	723
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,932
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	818
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,438
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,932
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Eaton Vance Small-Cap Value Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECVSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,112
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	818
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,438
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,112
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	7.44%
Eaton Vance Small-Cap Value Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIVSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	932
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	932
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,096
1 Year	rr_AverageAnnualReturnYear01	9.89%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	8.33%
Eaton Vance Small-Cap Value Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Eaton Vance Small-Cap Value Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	6.67%
Eaton Vance Small-Cap Value Fund | Russell 2000 Value Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	9.49%
Eaton Vance Special Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% (for the period from May 1, 2012 through December 31, 2012) and the Portfolio's portfolio turnover was 26% (for the period from January 1, 2012 through April 30, 2012, when the Fund was investing in Special Equities Portfolio) of the average value of its portfolio.

Portfolio Turnover Rate, January 1, 2012 through April 30, 2012	EVSIT_PortfolioTurnoverRateSpecialEquitiesInitial	0.26
Portfolio Turnover Rate, May 1, 2012 through December 31, 2012	EVSIT_PortfolioTurnoverRateSpecialEquitiesSubsequent	0.37
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 49 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of emerging growth companies.  Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly traded companies in the United States.  Many emerging growth companies acquired by the Fund have market capitalizations comparable to those of companies included in the Russell 2500 Index, but the Fund may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (the “80% Policy”).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also invest in real estate investment trusts.

Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company’s business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth within their respective industries.  The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities.  The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests primarily in common stocks of emerging growth companies.  Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly traded companies in the United States.  Many emerging growth companies acquired by the Fund have market capitalizations comparable to those of companies included in the Russell 2500 Index, but the Fund may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (the “80% Policy”).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also invest in real estate investment trusts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.   Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 19.40% for the quarter ended September 30, 2009, and the lowest quarterly return was –33.19% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.19%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class I performance shown above for the period prior to July 29, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class I performance shown above for the period prior to July 29, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Special Equities Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVSEX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	712
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,001
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,312
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Annual Return 2003	rr_AnnualReturn2003	30.95%
Annual Return 2004	rr_AnnualReturn2004	3.72%
Annual Return 2005	rr_AnnualReturn2005	6.96%
Annual Return 2006	rr_AnnualReturn2006	16.97%
Annual Return 2007	rr_AnnualReturn2007	22.17%
Annual Return 2008	rr_AnnualReturn2008	(42.02%)
Annual Return 2009	rr_AnnualReturn2009	35.08%
Annual Return 2010	rr_AnnualReturn2010	23.95%
Annual Return 2011	rr_AnnualReturn2011	(4.33%)
Annual Return 2012	rr_AnnualReturn2012	6.62%
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	(1.37%)
10 Years	rr_AverageAnnualReturnYear10	6.83%
Eaton Vance Special Equities Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECSEX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	(0.93%)
10 Years	rr_AverageAnnualReturnYear10	6.66%
Eaton Vance Special Equities Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EISEX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
Eaton Vance Special Equities Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	(1.37%)
10 Years	rr_AverageAnnualReturnYear10	6.83%
Eaton Vance Special Equities Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	6.03%
Eaton Vance Special Equities Fund | Russell 2500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	10.48%
Parametric Absolute Return Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective principally by writing a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (“S&P 500 Index”), a broad-based U.S. stock market index, and/or another proxy for the S&P 500 Index (such as the SPDR Trust Series I units (“SPDRs”)).  The Fund’s option strategy employs a systematic, rules-based program that seeks to take advantage of the general imbalance of natural buyers of stock index options over natural sellers, which is reflected in the customary excess of option price-implied volatilities over observed market volatilities. The Fund seeks to mitigate risk by selling option “spreads,” rather than stand-alone options, by staggering roll dates across the option position portfolio, and by utilizing exchange-traded options guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse.

The Fund will generally write call spreads and put spreads that are “out of the money .”  That is, the exercise price of the call options sold generally will be above the current level of the index when written and the exercise price of the call options bought will be above the exercise price of the call options sold.  The exercise price of put options sold generally will be below the current level of the index when written and the exercise price of the put options bought will be below the exercise price of put options sold.

The option program is intended to be substantially non-directional and to provide returns that are substantially uncorrelated to the returns of the S&P 500 Index. In implementing its strategy, the Fund generally intends to enter into written call and put option spread positions that primarily have a maturity of approximately four weeks, and to stagger the timing of its spread originations and expirations through each four-week period. For each option spread combination, the Fund intends to sell call spreads and put spreads on the S&P 500 Index with substantially equivalent notional values and identical expiration dates. The Fund will determine the number and composition of the call and put option spreads in each combination based largely on the market exposures and maximum net loss potential of such positions. Under normal circumstances, the Fund intends to limit its maximum option loss potential realizable for each call and put spread combination over its roll cycle to not more than 10% of the associated net asset value of the Fund, based on observable market inputs at the time the option spread combination is entered into and determined without consideration of net premiums received.

The Fund’s option strategy will be implemented as an overlay to a portfolio of short-term, high-grade income securities. A significant portion of this portfolio will be subject to the option strategy overlay.  Short-term instruments are generally those with effective maturities of three years or less. High-grade instruments are rated A or higher by a rating agency or deemed to be of comparable quality by the investment adviser. The Fund expects to maintain a dollar-weighted average effective maturity of one year or less.

The Fund’s income securities investments are expected to consist primarily of U.S. dollar-denominated instruments of domestic and foreign issuers, including U.S. Government securities, commercial paper and other short-term, high-grade obligations issued by banks and corporations.  Investments also may include other short-term, high-grade obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, as well as high-grade mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.  The Fund may invest in repurchase and reverse repurchase agreements and in variable or floating-rate securities, some of which provide for periodic recovery of principal on demand investments, and may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.”

The Fund employs an absolute return investment approach.  Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark.  Over the long term, the investment performance of absolute return strategies would typically be expected to be substantially independent of movements in the stock and bond market.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund pursues its investment objective principally by writing a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (“S&P 500 Index”), a broad-based U.S. stock market index, and/or another proxy for the S&P 500 Index (such as the SPDR Trust Series I units (“SPDRs”)).  The Fund’s option strategy employs a systematic, rules-based program that seeks to take advantage of the general imbalance of natural buyers of stock index options over natural sellers, which is reflected in the customary excess of option price-implied volatilities over observed market volatilities. The Fund seeks to mitigate risk by selling option “spreads,” rather than stand-alone options, by staggering roll dates across the option position portfolio, and by utilizing exchange-traded options guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Option Strategy Risk.  The Fund’s option strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price-implied volatilities for the S&P 500 over realized index volatilities.  This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500 index options.  There can be no assurance that this imbalance will apply in the future over specific periods or generally.  It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

The success of put and call spread transactions on the S&P 500 Index and/or a proxy for the S&P 500 Index will be determined by the performance of the S&P 500 Index.  If the S&P 500 Index appreciates or depreciates sufficiently over the period to offset the premium received, a loss will result.  The risk of selling put options in a spread transaction is mitigated by the purchase of offsetting options at a lower exercise price, thereby capping the maximum loss potential.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of certain income securities is likely to decline.  Conversely, when interest rates decline, the value of such securities is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Investment Risk .   Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by political and economic developments abroad.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile .  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Investor Class shares.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period from December 31, 2010 to December 31, 2012 , the highest quarterly total return for Investor Class was 3. 46 % for the quarter ended June 30, 2012 , and the lowest quarterly return was –2.66% for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the period from December 31, 2010 to December 31, 2012 , the highest quarterly total return for Investor Class was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Prior to March 1, 2013, purchases of Investor Class shares were subject to a sales charge .
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Prior to March 1, 2013, purchases of Investor Class shares were subject to a sales charge .  Investor Class and Institutional Class commenced operations on September 30, 2010.  BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Parametric Absolute Return Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EOAAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	537
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Annual Return 2011	rr_AnnualReturn2011	3.87%
Annual Return 2012	rr_AnnualReturn2012	7.56%
1 Year	rr_AverageAnnualReturnYear01	7.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Parametric Absolute Return Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EOAIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,836
1 Year	rr_AverageAnnualReturnYear01	7.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.56%
Parametric Absolute Return Fund | After Taxes on Distributions | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.35%
Parametric Absolute Return Fund | After Taxes on Distributions and Sales | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.21%
Parametric Absolute Return Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.11%
Eaton Vance Greater India Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

 You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in India and surrounding countries of the Indian subcontinent (“Greater India investments”) (the “80% Policy”).  A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country.  Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.  The Fund normally invests at least 50% of its total assets in equity securities of Indian companies, and no more than 5% of its total assets in companies located in countries other than India, Pakistan or Sri Lanka.

The Fund invests in companies with a broad range of market capitalizations, including smaller companies.  The Fund may make direct investments in companies in private placement transactions.  More than 25% of the Fund’s total assets may be denominated in any single currency.   At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options .  The Fund may also lend its securities.

In selecting securities for the Fund, the investment sub- adviser considers companies that it believes have all or most of the following characteristics:  sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.  Stocks will generally be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Greater India Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in India and surrounding countries of the Indian subcontinent (“Greater India investments”) (the “80% Policy”).  A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country.  Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.  The Fund normally invests at least 50% of its total assets in equity securities of Indian companies, and no more than 5% of its total assets in companies located in countries other than India, Pakistan or Sri Lanka.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Investing in India.  Countries in the India region are typically considered emerging market countries.  The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, and are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors.  In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country , the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country .

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 61.09% for the quarter ended June 30, 2009, and the lowest quarterly return was -28.06% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	61.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.06%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

 The Class C performance shown above for the period prior to July 7, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class C performance shown above for the period prior to July 7, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Greater India Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETGIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	755
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	755
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,163
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,596
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
Annual Return 2003	rr_AnnualReturn2003	113.81%
Annual Return 2004	rr_AnnualReturn2004	17.66%
Annual Return 2005	rr_AnnualReturn2005	45.42%
Annual Return 2006	rr_AnnualReturn2006	36.32%
Annual Return 2007	rr_AnnualReturn2007	55.04%
Annual Return 2008	rr_AnnualReturn2008	(65.23%)
Annual Return 2009	rr_AnnualReturn2009	93.78%
Annual Return 2010	rr_AnnualReturn2010	20.81%
Annual Return 2011	rr_AnnualReturn2011	(38.80%)
Annual Return 2012	rr_AnnualReturn2012	28.83%
1 Year	rr_AverageAnnualReturnYear01	21.43%
5 Years	rr_AverageAnnualReturnYear05	(9.55%)
10 Years	rr_AverageAnnualReturnYear10	16.67%
Eaton Vance Greater India Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMGIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	761
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,891
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	261
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,435
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,891
1 Year	rr_AverageAnnualReturnYear01	22.92%
5 Years	rr_AverageAnnualReturnYear05	(9.37%)
10 Years	rr_AverageAnnualReturnYear10	16.81%
Eaton Vance Greater India Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	361
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,435
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	261
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,435
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,059
1 Year	rr_AverageAnnualReturnYear01	27.00%
5 Years	rr_AverageAnnualReturnYear05	(9.01%)
10 Years	rr_AverageAnnualReturnYear10	16.83%
Eaton Vance Greater India Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGIIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	532
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	929
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,038
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	532
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	929
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,038
1 Year	rr_AverageAnnualReturnYear01	29.29%
5 Years	rr_AverageAnnualReturnYear05	(8.26%)
10 Years	rr_AverageAnnualReturnYear10	17.50%
Eaton Vance Greater India Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.44%
5 Years	rr_AverageAnnualReturnYear05	(9.61%)
10 Years	rr_AverageAnnualReturnYear10	16.37%
Eaton Vance Greater India Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	(7.77%)
10 Years	rr_AverageAnnualReturnYear10	15.32%
Eaton Vance Greater India Fund | Bombay Stock Exchange 100 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.15%
5 Years	rr_AverageAnnualReturnYear05	(6.57%)
10 Years	rr_AverageAnnualReturnYear10	19.39%
Eaton Vance Commodity Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	355.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by (i) gaining exposure to a broad-based basket of commodities through commodity-linked derivative instruments, and (ii) seeking to generate excess returns by investing in long and short positions in (a) selected commodity-linked derivative instruments ; (b) inflation-linked securities and derivatives ; and (c) corporate and sovereign bonds of U.S. and foreign issuers, including those located in emerging markets.  The Fund may invest up to 33% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar - denominated securities of foreign issuers.

Commodity-linked derivative instruments include commodity index-linked swap agreements, commodity index-linked notes, commodity options and futures and options on futures that provide exposure to the investment returns of commodity markets, without investing directly in physical commodities.  Commodity index-linked notes may be leveraged or unleveraged.  The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund.

The Fund may invest in fixed - income securities of any credit rating, including those rated below investment grade (commonly referred to as “junk bonds”).  The Fund’s investment in securities rated below B (by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch Ratings, or, if unrated, determined by the sub-adviser to be of comparable quality) will not exceed 15% of the Fund’s net assets.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may also achieve or limit credit exposure using derivatives (as described below).  The average portfolio duration of the Fund’s fixed - income portfolio will vary based primarily on the sub-adviser’s interest rate outlook, and under normal market conditions is not expected to exceed ten years , and may have negative duration.  Typically, the Fund maintains a duration of less than or equal to four years.

The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) forwards, futures and options on securities, indices, currencies, commodities, and other investments; inflation-linked and event-linked bonds; and commodity, interest rate, total return and credit default swaps, which may create economic leverage in the Fund.  The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in security prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and as a substitute for the purchase or sale of securities, currencies and commodities.  The Fund may purchase securities issued on a when-issued, delayed delivery and forward commitment basis and may sell securities short.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

In managing the Fund, the sub-adviser seeks broad-based exposure to commodities that are represented in the Dow Jones-UBS Commodity Index Total Return (the “Index”) and to generate excess returns, as described above, while maintaining moderate return volatility relative to the Index.  The sub-adviser uses various methodologies in selecting investments such as “top down/bottom up” analysis, including consideration of macroeconomic, fundamental and technical factors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund pursues its investment objective by (i) gaining exposure to a broad-based basket of commodities through commodity-linked derivative instruments, and (ii) seeking to generate excess returns by investing in long and short positions in (a) selected commodity-linked derivative instruments ; (b) inflation-linked securities and derivatives ; and (c) corporate and sovereign bonds of U.S. and foreign issuers, including those located in emerging markets.  The Fund may invest up to 33% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar - denominated securities of foreign issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. As noted under “Principal Investment Strategies ,” the Fund expects to gain a significant portion of its commodity-related exposures by investing in the Subsidiary. See “Subsidiary Risk” and “Tax Risk .”

Subsidiary Risk.   The Fund will be exposed to the risks associated with the Subsidiary’s investments.  The Subsidiary invests in commodity-related investments, as well as securities and other instruments in which the Fund is permitted to invest. The Subsidiary is subject to the laws of the Cayman Islands and is not subject to U.S. laws, including securities laws and their protections and provisions of the Internal Revenue Code.  Because the Subsidiary is not registered under the Investment Company Act of 1940 , it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate.  As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund's Prospectus and Statement of Additional Information, and could adversely affect the Fund’s investment approach.

Tax Risk.  In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.  Commodity-related investments generate income that is not from a qualified source for purposes of meeting this 90 percent test.  Numerous mutual funds have obtained private letter rulings from the Internal Revenue Service (“IRS”) that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income.  The Fund received a private letter ruling from the IRS that income from certain commodity-linked notes and income derived from the Subsidiary constitute qualifying income.  Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to pursue its investment objective as described, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.  The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.   When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Currency Risk. In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of Fund securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars.  The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency .   Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein.

Tracking Error Risk.  Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis.  Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.  Tracking error risk may cause the Fund’s performance to be less than expected.

Correlation Risk.  Changes in the value of a hedging instrument may not match those of the investment being hedged. Commodity-linked structured notes may be structured in a way that results in the Fund’s performance significantly diverging from the index.

Fixed - Income   Securities Risk. If the Fund invests in fixed-income securities , the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed- income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Interest Rate Risk.  As interest rates rise, the value of certain income securities is likely to decline.  Conversely, when interest rates decline, the value of such securities is likely to rise.  Obligations with longer maturities generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities.  In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Duration Risk.  Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.

Short Sale Risk.  Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Issuer Diversification Risk. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Sector Risk.  Because the Fund may have significant investments in a particular sector of the commodities markets (such as agricultural, energy and natural resources, livestock, precious metals, industrial metals and others), the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a fund that invests more broadly.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub- adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the sub- adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and does not reflect a sales charge.  If the sales charge was reflect, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period from December 31, 201 0 through December 31, 2012 , the highest quarterly total return for Class A was 7.84 % for the quarter ended September 30, 2012 , and the lowest quarterly return was -11. 77 % for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 201 0 through December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.77%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I shares commenced operations on April 8, 2010.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Commodity Strategy Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EACSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.27%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,267
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	620
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,267
Annual Return 2011	rr_AnnualReturn2011	(13.83%)
Annual Return 2012	rr_AnnualReturn2012	(0.92%)
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2010
Eaton Vance Commodity Strategy Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECCSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.27%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	722
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,669
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	722
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,669
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.09%)
Eaton Vance Commodity Strategy Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.27%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,605
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	416
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	725
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,605
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.85%
Eaton Vance Commodity Strategy Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.24%)
Eaton Vance Commodity Strategy Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.59%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.48%)
Eaton Vance Commodity Strategy Fund | Dow Jones - UBS Commodity Index Total Return
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.16%
Eaton Vance Investment Grade Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are to seek current income and total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations and so-called “seasoned” mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations ) and convertible debt securities.  The Fund may invest significantly in securities issued by various U.S. Government - sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Under normal market conditions, the Fund invests at least 80% of its net assets in investment grade securities that are rated at least BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or by Fitch Ratings (“Fitch ”) or in unrated securities determined by the investment adviser to be of comparable quality (the “80% Policy”).  The Fund limits investment in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody’s or Fitch ) and credit derivatives where the credit rating of the reference instrument is below investment grade to not more than 15% of its total assets, and may invest in securities in any rating category, including those in default.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund is expected to have an average effective maturity between five and ten years.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign securities).  Such investments are not subject to the 25% limitation on investing in foreign securities.  The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar Instruments.  The Fund may, at times, engage in derivative transactions (such as options, swaptions, interest rate swaps, forward rate contracts, futures contracts and options thereon, forward foreign currency exchange contracts and credit derivatives) to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to enhance returns or as a substitute for purchasing or selling securities or currencies.  Permitted credit derivatives include credit default swaps, total return swaps and credit options.  The Fund may lend its securities.  The Fund may invest up to 10% of its net assets in inflation-linked debt securities.  The Fund may also invest up to 10% of its net assets in municipal securities directly or through investments in other investment companies.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities).  The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives.  The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in Investment Grade Income Portfolio (the “Portfolio”), a separate registered investment company with the same investment objectives as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations and so-called “seasoned” mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations ) and convertible debt securities.  The Fund may invest significantly in securities issued by various U.S. Government - sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Under normal market conditions, the Fund invests at least 80% of its net assets in investment grade securities that are rated at least BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or by Fitch Ratings (“Fitch ”) or in unrated securities determined by the investment adviser to be of comparable quality (the “80% Policy”).  The Fund limits investment in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody’s or Fitch ) and credit derivatives where the credit rating of the reference instrument is below investment grade to not more than 15% of its total assets, and may invest in securities in any rating category, including those in default.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund is expected to have an average effective maturity between five and ten years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed- income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed- income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association ) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political and economic risks.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Inflation-Linked Security Risk.  Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objectives.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objectives.   In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.

The performance of each Class for the period prior March 21, 2007 is that of Investment Grade Income Portfolio, the registered investment company in which the Fund invests.  The performance of the Portfolio is not adjusted for Fund expenses.  If such an adjustment was made, the performance may have been different.  The Fund’s performance after March 21, 2007 reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was 5. 35 % for the quarter ended December 31, 2008 , and the lowest quarterly return was – 2.45% for the quarter ended June 30, 2004.  For the 30 days ended December 31, 2012 , the SEC yield for Class A and Class I shares was 2. 08 % and 2. 44%, respectively.  For current yield information call 1-800-262-1122.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2012 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.45%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

 The Class A performance shown above for the period prior to January 5, 2009 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for other expenses, returns would be different.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%).  The Class A performance shown above for the period prior to January 5, 2009 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Investment Grade Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	548
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,012
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,701
Annual Return 2003	rr_AnnualReturn2003	3.68%
Annual Return 2004	rr_AnnualReturn2004	4.03%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	3.33%
Annual Return 2007	rr_AnnualReturn2007	5.47%
Annual Return 2008	rr_AnnualReturn2008	4.59%
Annual Return 2009	rr_AnnualReturn2009	5.59%
Annual Return 2010	rr_AnnualReturn2010	7.30%
Annual Return 2011	rr_AnnualReturn2011	6.84%
Annual Return 2012	rr_AnnualReturn2012	4.86%
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Thirty Day Yield Caption	rr_ThirtyDayYieldCaption	For the 30 days ended December 31, 2012 , the SEC yield for Class A and Class I shares was
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	1-800-262-1122
Thirty Day Yield	rr_ThirtyDayYield	2.08%
Eaton Vance Investment Grade Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIGIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,006
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	6.02%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Thirty Day Yield Caption	rr_ThirtyDayYieldCaption	For the 30 days ended December 31, 2012 , the SEC yield for Class A and Class I shares was
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	1-800-262-1122
Thirty Day Yield	rr_ThirtyDayYield	2.44%
Eaton Vance Investment Grade Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Eaton Vance Investment Grade Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Eaton Vance Investment Grade Income Fund | Barclays Capital U.S. Aggregate Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	Management Fees reflect the new contractual administrative fee rate effective June 15, 2012 and have been restated to reflect the fee payable if the new fee was in effect for the entire fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.
[3]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares and 1.50% for Class R shares. This expense reimbursement will continue through April 30, 2014 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[4]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares and 1.00% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[5]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class B and Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[6]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Investor Class shares and 1.20% for Institutional Class shares. This expense reimbursement will continue through April 30, 2014 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[7]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.88% for Class A shares, 2.58% for Class B and Class C shares and 1.58% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[8]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[9]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares and 0.50% for Class I shares. This expense reimbursement will continue through April 30, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.